UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

c/o CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

March 31, 2014

SEMI-ANNUAL REPORT

SEI Institutional International Trust

† International Equity Fund

† Emerging Markets Equity Fund

† International Fixed Income Fund

† Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.8%

Argentina — 0.0%
Ternium ADR	10,297	$305

Australia — 1.7%
Amcor	63,520	612
APA Group (A)	3,515	21
Arrium	137,692	172
Asciano Group	8,698	42
Australia & New Zealand Banking Group (A)	155,295	4,759
Bank of Queensland	40,764	486
BC Iron	117,343	516
Bendigo and Adelaide Bank	716	8
Brambles	1,435,351	12,319
Centamin*	344,234	291
Challenger	153,768	912
Commonwealth Bank of Australia	112,320	8,062
Crown Resorts	48,147	742
CSL	71,102	4,584
Dexus Property Group (B)	15,481	15
Downer EDI	71,192	331
Flight Centre Travel Group	9,460	460
Fortescue Metals Group	162,302	790
Iluka Resources (A)	293,245	2,693
Insurance Australia Group	266,239	1,374
Macquarie Group	15,380	826
Mount Gibson Iron	338,252	285
Ramsay Health Care	2,274	101
RCR Tomlinson	41,735	108
REA Group	3,860	174
Roc Oil*	155,859	67
Seek	15,556	253
Sonic Healthcare	12,138	194
Suncorp Group	86,910	1,037
Tatts Group	9,162	25
Telstra	343,272	1,616
Wesfarmers	542	21
Westpac Banking	24,557	787

		44,683

Description	Shares	Market Value ($ Thousands)

Austria — 0.4%
Andritz	92,250	$5,703
Erste Group Bank	725	25
Flughafen Wien	849	84
OMV	64,763	2,940
Raiffeisen International Bank Holding	8,447	282
Telekom Austria	3,703	37
Voestalpine	26,707	1,174

		10,245

Belgium — 1.6%
Ageas	213,316	9,510
Anheuser-Busch InBev	30,685	3,218
Belgacom	206,434	6,467
Colruyt	89,281	4,922
Delhaize Group	20,426	1,493
Groupe Bruxelles Lambert	40,293	4,025
KBC Groep	124,223	7,645
Telenet Group Holding	8,757	540
UCB	63,928	5,121

		42,941

Brazil — 0.5%
Banco Santander Brasil ADR	876,197	4,881
Braskem ADR*	45,883	717
Centrais Eletricas Brasileiras	147,600	429
Centrais Eletricas Brasileiras ADR (A)	1,065,969	3,027
Cia Energetica de Minas Gerais ADR (A)	393,389	2,675
Cia Paranaense de Energia ADR (A)	13,961	183
Gerdau ADR	196,252	1,258
Oi ADR (A)	411,409	547

		13,717

Canada — 3.3%
Aecon Group	5,100	80
Agrium	92,826	9,052
Alimentation Couche Tard, Cl B	49,400	4,002
Altus Group	4,119	67
Bank of Nova Scotia	56,971	3,305
Bankers Petroleum*	18,400	90
Barrick Gold	396,461	7,069
Cameco	231,696	5,306
Canadian Natural Resources	43,500	1,670
Canadian Pacific Railway	35,265	5,293
Canfor*	7,800	184
Celestica*	6,200	68
Cenovus Energy	86,998	2,520
Empire, Cl A	4,262	261
Ensign Energy Services	15,800	234
Imperial Oil	172,100	8,027
Jean Coutu Group PJC, Cl A	37,900	750
Kinross Gold	1,448,771	5,998
Linamar	13,900	642

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Magna International, Cl A	48,000	$4,622
Mullen Group	23,600	593
New Gold*	499,100	2,473
Quebecor, Cl B	11,000	269
ShawCor	99,100	4,139
Silver Wheaton	160,400	3,645
Suncor Energy	75,300	2,634
Talisman Energy	554,181	5,531
Toronto-Dominion Bank	179,494	8,429
Transcontinental, Cl A	17,100	248
Trinidad Drilling	22,000	231
Western Forest Products	38,500	84

		87,516

China — 0.1%
Lihua International*	14,953	73
PICC Property & Casualty	1,686,000	2,308
Yangzijiang Shipbuilding Holdings	435,000	374

		2,755

Denmark — 0.8%
AP Moeller - Maersk, Cl A (A)	33	381
AP Moeller - Maersk, Cl B (A)	404	4,848
Carlsberg, Cl B	473	47
Coloplast, Cl B	3,852	312
Danske Bank	21,799	608
DSV	26,069	842
Jyske Bank*	89,881	4,941
Novo Nordisk, Cl B	88,520	4,033
Rockwool International, Cl B	1,230	239
TDC	129,790	1,200
Tryg	28,778	2,847
William Demant Holding*	1,093	93

		20,391

Finland — 0.8%
Elisa, Cl A	12,686	365
Fortum	1,958	44
Huhtamaki	7,436	204
Kone, Cl B	1,615	68
Neste Oil	10,395	212
Nokia	1,660,259	12,334
Pohjola Bank, Cl A	34	1
Sampo, Cl A	63,784	3,310
Stora Enso, Cl R	287,796	3,080
Tieto	15,404	396
UPM-Kymmene	53,765	919

		20,933

France — 10.9%
Accor	14,933	765
Aeroports de Paris	4,954	618
Air Liquide	1,198	162

Description	Shares	Market Value ($ Thousands)

Alcatel-Lucent*	414,584	$1,635
Alstom	211,723	5,784
Arkema	117,415	13,302
AtoS	8,258	747
AXA	316,833	8,238
BNP Paribas	342,201	26,407
Boiron	1,900	154
Bouygues	2,011	84
Bureau Veritas	3,425	105
Cap Gemini	15,955	1,208
Carrefour	265,477	10,280
Cie de St.-Gobain	24,217	1,464
Cie Generale des Etablissements- Michelin, Cl B	1,433	179
CNP Assurances	20,896	443
Credit Agricole	315,343	4,974
Dassault Systemes	3,546	416
Electricite de France	209,723	8,300
Essilor International	43,454	4,384
Eurazeo	5,595	503
Eutelsat Communications	160,889	5,466
France Telecom	72,868	1,077
GDF Suez	221,392	6,060
Gecina (B)	524	70
Iliad	3,126	902
Interparfums	1,425	67
JC Decaux	12,538	549
Kering	30,255	6,173
Klepierre (B)	1,336	60
Lafarge	5,168	404
Lagardere	17,896	711
Legrand	197,494	12,275
L’Oreal	36,819	6,074
Metropole Television	10,297	224
Natixis	133,741	983
Nexity	8,567	368
Pernod Ricard	28,450	3,313
Peugeot	205,653	3,882
Publicis Groupe	80,466	7,273
Renault	4,298	418
Rexel	372,761	9,784
Safran	238,529	16,533
Sanofi	421,181	43,932
Schneider Electric	232,334	20,606
SCOR	28,478	997
Societe Generale	26,263	1,618
Sodexo	89,709	9,413
Suez Environnement	39,934	811
Technip	98,213	10,140
Teleperformance	4,248	246
Thales	112,759	7,480
Total	109,551	7,187
Valeo	28,131	3,964
Vallourec	127,113	6,903

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Veolia Environnement	38,938	$771
Vetoquinol*	1,345	70
Vinci	3,640	270
Vivendi	9,907	276
Wendel	5,451	848
Zodiac Aerospace	29,079	1,028

		289,378

Germany — 8.0%
Adidas	75,068	8,126
Allianz	8,935	1,511
Amadeus Fire	973	85
Axel Springer	1,409	90
Bayer	137,223	18,568
Bayerische Motoren Werke	65,159	8,228
Borussia Dortmund GmbH & KGaA	22,765	123
Brenntag	46,739	8,674
Commerzbank*	32,532	598
Continental	99,831	23,927
Daimler	167,958	15,878
Deutsche Boerse	121,427	9,668
Deutsche Lufthansa	189,702	4,972
Deutsche Post	117,021	4,350
Deutsche Telekom	46,969	759
Deutz*	13,983	118
E.ON	232,699	4,551
Fraport Frankfurt Airport Services Worldwide	6,553	490
Fresenius	1,447	227
GEA Group	147,641	6,752
Gerresheimer	3,486	226
Grammer	6,818	334
HeidelbergCement	96,112	8,241
Henkel	17,301	1,739
Hochtief	12,955	1,177
Hugo Boss	5,356	713
Kabel Deutschland Holding	4,589	631
Linde	59,358	11,879
MAN	1,530	195
Merck	30,478	5,135
Metro	20,552	839
Muenchener Rueckversicherungs	23,618	5,163
RTL Group	5,524	629
RWE	104,979	4,262
SAP	183,719	14,879
SAP ADR	71,300	5,797
Siemens	177,880	23,952
Sky Deutschland	15,826	136
Suedzucker	40,762	1,161
ThyssenKrupp	249,827	6,702
TUI	32,267	538
United Internet	20,729	974
Volkswagen	306	78

		213,075

Description	Shares	Market Value ($ Thousands)

Guernsey — 0.1%
Resolution	300,250	$1,496

Hong Kong — 2.6%
AIA Group	2,144,800	10,175
Cathay Pacific Airways	170,000	317
Chaoda Modern Agriculture* (C) (D)	2,440,000	—
Cheung Kong Holdings	4,000	66
Cheung Kong Infrastructure Holdings	43,000	274
China Merchants Holdings International	1,144,000	3,930
China Mobile	103,451	947
China Mobile ADR (A)	147,100	6,706
CNOOC	6,417,000	9,646
Digital China Holdings	2,890,000	2,914
Galaxy Entertainment Group*	386,000	3,356
Henderson Land Development	1,099	6
Hong Kong & China Gas	660	2
Hongkong Land Holdings	836,000	5,409
Hutchison Whampoa	222,500	2,946
Jardine Matheson Holdings	88,242	5,566
Jardine Strategic Holdings	246,110	8,826
Link (B)	781,500	3,844
MGM China Holdings	195,200	688
Power Assets Holdings	5,000	43
Sands China	146,800	1,097
SJM Holdings	148,000	416
Wharf Holdings	84,000	537
Wheelock	6,000	23

		67,734

India — 0.4%
Idea Cellular	3,312,978	7,625
Infosys ADR (A)	65,884	3,569
Tata Motors ADR	1,973	70
Wipro ADR (A)	26,293	352

		11,616

Ireland — 0.3%
Bank of Ireland*	3,745,518	1,590
CRH	1,180	33
Experian	16,659	300
Kerry Group, Cl A	3,796	290
Ryanair Holdings*	33,800	1,988
Smurfit Kappa Group	118,008	2,859

		7,060

Israel — 1.5%
Bank Hapoalim	171,721	979
Bank Leumi Le-Israel*	1,744	7
Bezeq Israeli Telecommunication	4,908,756	8,736
Check Point Software Technologies*	261,573	17,690
NICE Systems	4,462	197
Teva Pharmaceutical Industries	220,385	11,645

		39,254

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Italy — 1.5%
AEM	309,551	$402
Assicurazioni Generali	17,821	397
Atlantia	50,852	1,307
Buzzi Unicem*	17,341	324
CNH Industrial*	10,576	122
Enel	42,423	240
ERG	248,064	4,017
Exor	101,035	4,537
Fiat	202,794	2,362
Finmeccanica	6,186	61
Gtech Spa	7,261	221
Intesa Sanpaolo	2,902,150	9,840
Iren	94,742	171
Italcementi	9,012	111
Luxottica Group	13,777	797
Mediobanca	40,746	466
Pirelli & C	42,418	667
Prysmian	4,569	114
Safilo Group*	9,105	192
Snam Rete Gas	25,630	150
Telecom Italia RNC	10,564,365	9,886
Terna Rete Elettrica Nazionale	137,050	734
UniCredit	105,699	966
Unione di Banche Italiane	43,083	406
UnipolSai*	67,598	259

		38,749

Japan — 15.9%
Aeon	1,500	17
AEON Financial Service	1,200	27
Aisin Seiki	600	22
Alfresa Holdings	24,800	1,621
Alpen	14,700	266
Amada	15,000	106
Aoyama Trading	8,400	221
Arcland Sakamoto	12,800	244
Asahi Kasei	197,000	1,343
Astellas Pharma	537,000	6,382
Bandai Namco Holdings	65,700	1,559
Belluna	13,600	68
Bridgestone	3,500	124
Calbee	2,200	52
Calsonic Kansei	121,000	563
Canon Marketing Japan	15,200	209
Casio Computer	4,600	55
Central Japan Railway	32,900	3,853
Chiyoda	6,000	78
Citizen Holdings	7,400	56
Coca-Cola West	17,900	313
Dai Nippon Printing (A)	682,000	6,549
Daicel	48,000	394
Daiichi Sankyo	178,500	3,012

Description	Shares	Market Value ($ Thousands)

Daikin Industries	44,000	$2,470
Daikyo	175,000	352
Daito Trust Construction	39,700	3,682
Daiwa House Industry	174,000	2,958
Daiwa Securities Group	513,000	4,473
Denso	33,700	1,619
Don Quijote Holdings	9,500	492
Doutor Nichires Holdings	6,200	109
Dydo Drinco	11,900	497
Dynam Japan Holdings	30,400	91
East Japan Railway	83,000	6,130
Electric Power Development	3,500	99
Fanuc	50,500	8,927
Fuji Film Holdings	199,800	5,376
Fuji Heavy Industries	99,200	2,689
Fuji Soft	7,600	162
Fujitsu	140,000	848
Geo Holdings	20,000	177
GungHo Online Entertainment (A)	15,900	87
Hino Motors	120,100	1,785
Hirose Electric	1,100	151
Hitachi	2,388,000	17,669
Hitachi Metals	38,000	542
Hokuhoku Financial Group	37,000	71
Hokuriku Electric Power	14,600	190
Hoya	44,200	1,379
Hulic	53,700	737
IHI	186,000	784
Isetan Mitsukoshi Holdings	11,000	136
IT Holdings	56,400	928
Iyo Bank	26,400	253
J Front Retailing	22,000	152
Japan Airlines	30,900	1,524
Japan Exchange Group	7,400	181
Japan Prime Realty Investment, Cl A (B)	24	78
JGC	170,000	5,926
JTEKT	35,700	532
Kajima	17,000	60
Kakaku.com	23,800	388
Kandenko (A)	40,000	203
Kaneka	41,000	249
Kanematsu	158,000	245
Kansai Paint	659,600	9,447
Kawasaki Heavy Industries	59,000	218
KDDI	307,000	17,815
Keyence	29,900	12,360
Kikkoman	8,000	151
Koito Manufacturing	8,000	136
Komatsu	104,600	2,172
Konica Minolta	56,500	528
Kubota	5,000	66
Kyocera	900	41
Lawson	47,900	3,395

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

M3	22,200	$365
Mabuchi Motor	108,100	7,096
Maeda Road Construction	4,000	56
Makita	2,000	110
Mazda Motor	433,000	1,926
McDonald’s Holdings Japan	3,500	94
Medipal Holdings	40,000	613
MEIJI Holdings	7,200	455
Miraca Holdings	74,300	3,261
Misawa Homes (A)	24,600	317
Mitsubishi Estate	16,000	380
Mitsubishi Gas Chemical	26,000	147
Mitsubishi Materials	1,000	3
Mitsubishi Tanabe Pharma	289,800	4,061
Mitsui Fudosan	43,000	1,315
Mitsui OSK Lines	105,000	410
MS&AD Insurance Group Holdings	357,200	8,199
Murata Manufacturing	15,400	1,456
Nabtesco	398,700	9,191
NGK Insulators	24,000	501
NGK Spark Plug	35,000	788
NHK Spring	2,200	20
Nichireki	6,289	63
Nidec	28,300	1,725
Nikon (A)	605,200	9,767
Nippon Express	28,000	137
Nippon Paint	29,000	440
Nippon Signal	13,000	114
Nippon Steel & Sumitomo Metal	164,000	449
Nippon Telegraph & Telephone	82,600	4,507
Nippon Telegraph & Telephone ADR	353,432	9,628
Nippon Yusen	105,000	306
Nissan Motor	1,035,500	9,250
Nissan Tokyo Sales Holdings	20,000	71
Nisshin Fudosan	26,400	98
Nitori Holdings	12,700	552
Nitto Denko	23,400	1,123
Nomura Holdings	272,100	1,749
Nomura Real Estate Holdings	67,100	1,284
Nomura Research Institute	21,900	693
North Pacific Bank	243,200	989
NSK	63,000	650
NTT DOCOMO	99,000	1,565
Oita Bank	16,000	62
Oji Holdings (A)	131,000	588
Olympus	2,900	93
Omron	32,400	1,340
Oriental Land	4,200	640
Otsuka	1,700	223
Otsuka Holdings	97,500	2,923
Panasonic	312,600	3,561
Rakuten	75,900	1,015
Resona Holdings	87,500	424
Ricoh	6,500	75

Description	Shares	Market Value ($ Thousands)

Rohm	117,000	$5,232
Sanrio (A)	128,400	4,339
Santen Pharmaceutical	93,600	4,163
Secom	4,800	277
Sega Sammy Holdings	800	18
Seiko Epson	1,300	41
Seino Holdings	124,000	1,184
Sekisui Chemical	843,000	8,783
Sekisui House	471,300	5,862
Sekisui Jushi	5,000	68
Seven & I Holdings	147,600	5,653
Shimadzu	38,000	338
Shimano	700	70
Shimizu	91,000	473
Shin-Etsu Chemical	171,100	9,799
Shionogi	4,000	74
Shiseido	446,900	7,880
Showa	25,500	281
Showa Shell Sekiyu	36,600	328
SKY Perfect JSAT Holdings	19,600	105
SMC	89,900	23,766
SoftBank	141,500	10,717
Sojitz	370,700	634
Sony (A)	48,800	934
Sony Financial Holdings	10,500	172
Stanley Electric	20,400	454
Sugi Holdings	92,100	4,100
Sumitomo Chemical	182,000	673
Sumitomo Electric Industries	5,800	87
Sumitomo Forestry	15,700	158
Sumitomo Heavy Industries	8,000	33
Sumitomo Mitsui Financial Group	469,400	20,096
Sumitomo Mitsui Trust Holdings	1,676,220	7,585
Sumitomo Realty & Development	29,000	1,138
Sumitomo Rubber Industries	3,200	41
Suruga Bank	2,000	35
Suzuken	30,700	1,191
Suzuki Motor	277,500	7,259
Sysmex	2,000	64
Taiheiyo Cement	238,000	860
Taisei (A)	168,000	752
TDK	7,800	326
Terumo	2,800	61
Toho Holdings	48,300	1,024
Tokai	2,800	80
Tokyo Tatemono	26,000	223
Tokyu	34,000	208
Toppan Printing	83,000	596
Toshiba	26,000	110
TOTO	52,000	723
Toyo Seikan Group Holdings	22,800	371
Toyoda Gosei	5,800	111

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Toyota Industries	11,500	$554
Toyota Motor	402,074	25,566
Toyota Tsusho	1,300	33
Trend Micro	11,500	357
United Urban Investment (B)	43	63
USS	20,700	291
Wacoal Holdings	532,704	5,447
Warabeya Nichiyo	13,300	252
Watabe Wedding	6,395	42
Yahoo Japan	73,100	359
Yamaha	31,600	408
Yamato Holdings	79,300	1,713
Yamazaki Baking	10,000	119
Yaskawa Electric	22,000	305
Yellow Hat	12,500	250
Yokogawa Electric	29,300	474
Yokohama Rubber	2,000	19
Yuasa Trading	38,000	78

		421,612

Malta — 0.0%
BGP Holdings* (D)	198,683	—

Mexico — 0.1%
Gruma, Cl B*	27,044	224
Grupo Financiero Banorte, Cl O	539,012	3,647
Industrias Bachoco ADR	1,349	59

		3,930

Netherlands — 6.6%
Aegon	631,951	5,803
Airbus Group	140,652	10,078
Akzo Nobel	337,019	27,512
ASML Holding	113,052	10,475
BinckBank	10,024	119
Boskalis Westminster	10,918	601
Delta Lloyd	20,943	581
Fugro	3,982	245
Gemalto	8,758	1,020
Heineken Holding	7,917	511
ING Groep*	557,095	7,889
Koninklijke Ahold	525,084	10,551
Koninklijke DSM	105,481	7,242
Koninklijke KPN	14,481	51
Koninklijke Philips	14,638	515
OCI*	7,070	321
PostNL	954,622	4,358
Randstad Holding	30,890	1,810
Reed Elsevier	904,606	19,556
Royal Dutch Shell, Cl A	742,290	27,126
Royal Dutch Shell ADR, Cl B	116,152	9,073
STMicroelectronics	4,535	42
TNT Express	621,602	6,108

Unilever	385,303	15,844

Description	Shares	Market Value ($ Thousands)

Wolters Kluwer	229,423	$6,476
Ziggo	2,702	120

		174,027

New Zealand — 0.0%
Air New Zealand	50,141	89
Fletcher Building	34,789	287
Ryman Healthcare	31,587	240

		616

Norway — 1.3%
DnB	1,067,608	18,563
Seadrill	47,250	1,668
Statoil	459,249	12,964
Telenor	117,202	2,598

		35,793

Poland — 0.0%
Tauron Polska Energia	59,269	103

Portugal — 0.1%
Energias de Portugal (A)	239,844	1,114
Portucel	16,095	73
Sonae SGPS*	211,509	398

		1,585

Puerto Rico — 0.0%
Triple-S Management, Cl B*	7,516	121

Russia — 0.6%
Gazprom ADR	854,460	6,579
Sberbank of Russia ADR	824,621	8,057
Surgutneftegas ADR	8,414	62

		14,698

Singapore — 1.2%
City Developments	472,000	3,791
ComfortDelgro	84,000	133
DBS Group Holdings	946,000	12,164
Flextronics International*	212,293	1,962
Keppel	25,110	217
Sembcorp Industries	969,000	4,230
Sembcorp Marine (A)	1,240,000	3,993
Singapore Technologies Engineering	251,000	762
STATS ChipPAC* (A)	236,000	67
United Overseas Bank	207,600	3,574

		30,893

South Africa — 0.0%
ArcelorMittal	63,922	1,030
Net 1 UEPS Technologies*	20,521	204

		1,234

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

South Korea — 1.9%
KB Financial Group	132,141	$4,645
Korea Electric Power	184,270	6,310
KT&G	114,702	8,621
LG Display ADR (A)	83,576	1,045
Meritz Financial Group	22,180	163
Samsung Electronics	11,005	13,885
SK Telecom	47,103	9,536
SK Telecom ADR (A)	332,272	7,499

		51,704

Spain — 0.9%
Abertis Infraestructuras (A)	37,465	856
ACS Actividades de Construccion y Servicios (A)	51,591	2,028
Amadeus IT Holding, Cl A (A)	97,210	4,039
Banco Bilbao Vizcaya Argentaria	38,614	464
Banco Popular Espanol (A)	63,503	480
Banco Santander	108,301	1,033
CaixaBank	205,038	1,320
Distribuidora Internacional de Alimentacion (A)	118,107	1,080
Enagas	1,703	52
Endesa	8,158	294
Ferrovial	47,052	1,020
Gamesa Tecnologica*	10,518	114
Gas Natural	57,565	1,619
Grifols (A)	12,026	659
Iberdrola	97,126	679
Inditex (A)	2,339	351
Mapfre	11,184	47
Red Electrica	2,248	183
Repsol	1,657	42
Tecnicas Reunidas (A)	116,473	6,582
Telefonica (A)	26,577	421
Zardoya Otis (A)	28,710	489

		23,852

Sweden — 2.4%
AarhusKarlshamn	1,988	130
Assa Abloy, Cl B	24,060	1,279
Elekta, Cl B (A)	211,612	2,815
Getinge, Cl B	1,410	39
Hexagon, Cl B	2,004	68
Holmen, Cl B	1,832	67
Investor, Cl B	16,171	584
Kinnevik Investment, Cl B	35,794	1,320
NCC, Cl B	13,500	488
Nordea Bank	1,091,482	15,454
Securitas, Cl B	20,521	237
Skandinaviska Enskilda Banken, Cl A	832,299	11,406
SKF, Cl B	30	1
Svenska Cellulosa, Cl B	269,427	7,916

Description	Shares	Market Value ($ Thousands)

Svenska Handelsbanken, Cl A	7,634	$382
Swedbank, Cl A	208,113	5,576
Swedish Match	2,939	96
Tele2, Cl B	407	5
Telefonaktiebolaget LM Ericsson	595,657	7,940
Telefonaktiebolaget LM Ericsson, Cl B	513,398	6,826

		62,629

Switzerland — 10.0%
ABB	290,038	7,486
Actelion	18,244	1,729
Adecco	108,254	9,013
Aryzta	4,521	400
Autoneum Holding	609	140
Baloise Holding	9,656	1,215
Clariant	156,234	3,038
Credit Suisse Group	452,643	14,650
EMS-Chemie Holding	2,060	778
Geberit	2,258	740
Georg Fischer	857	665
Givaudan	12,488	19,325
Julius Baer Group	118,418	5,259
Kuehne & Nagel International	1,176	165
Lindt & Spruengli	86	1,020
Lonza Group	17,204	1,756
Nestle	198,800	14,977
Novartis	311,747	26,469
OC Oerlikon	157,324	2,654
Pargesa Holding	1,646	143
Partners Group Holding	20,256	5,696
Roche Holding	144,836	43,450
SGS (A)	4,664	11,505
Siegfried Holding	717	136
Sika	3,081	12,612
Sonova Holding	32,826	4,801
Sulzer	40,629	5,588
Swiss Life Holding	16,749	4,114
Swiss Re	62,735	5,820
Swisscom	47	29
Syngenta	21,987	8,321
UBS	433,428	8,981
UBS Registered	927,053	19,163
Weatherford International*	285,459	4,956
Zurich Insurance Group	54,767	16,827

		263,621

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing	35,057	702
United Microelectronics ADR (A)	398,752	829

		1,531

United Arab Emirates — 0.1%
Dragon Oil	238,205	2,244

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

United Kingdom — 15.0%
3i Group	92,734	$615
Admiral Group	5,275	126
AMEC	14,935	279
Amlin	1,120,309	9,045
Aon	72,800	6,136
ASOS*	982	85
Associated British Foods	155,437	7,207
AstraZeneca	241,860	15,631
Aviva	1,256,639	9,993
Babcock International Group	12,862	289
BAE Systems	277,042	1,913
Balfour Beatty	773,027	3,861
Barclays	4,933,190	19,196
Berendsen	36,341	677
BG Group	916,108	17,067
BHP Billiton	286,272	8,801
BP	357,219	2,859
BP ADR	84,383	4,059
British American Tobacco	286,170	15,913
British Sky Broadcasting Group	4,213	64
BT Group, Cl A	1,389,827	8,793
Bunzl	416,939	11,094
Burberry Group	174	4
Capita	452,527	8,269
Carnival	139,018	5,293
Catlin Group	589,801	5,290
Centrica	114,411	629
Cobham	78,383	391
Compass Group	136,199	2,078
Dairy Crest Group	16,069	130
Diageo	407,773	12,651
easyJet	17,549	502
EnQuest*	47,528	98
G4S	22,169	89
GKN	256,404	1,668
GlaxoSmithKline	267,725	7,103
Hargreaves Lansdown	33,878	823
Hikma Pharmaceuticals	27,007	748
Home Retail Group	2,003,303	7,234
Howden Joinery Group	459,800	2,852
HSBC Holdings	2,918,250	29,554
ICAP	403,915	2,543
IMI	17,950	436
Inmarsat	1,406	17
InterContinental Hotels Group	10,973	353
International Consolidated Airlines Group*	1,504,332	10,466
Intertek Group	1,975	101
ITV	741,582	2,368
J Sainsbury	57,527	303
Johnson Matthey	25,502	1,391
Keller Group	5,152	92
Kingfisher	283,935	1,995

Description	Shares	Market Value ($ Thousands)

Land Securities Group (B)	10,160	$173
Legal & General Group	764,713	2,610
Lloyds Banking Group*	11,675,673	14,531
London Stock Exchange Group	16,756	550
Marks & Spencer Group	61,186	461
Meggitt	141,782	1,134
Melrose Industries	56,855	281
Michael Page International	679,442	5,559
Mondi	107,590	1,882
Next	27,003	2,971
Pearson	340	6
Persimmon	42,357	950
Premier Oil	869,520	4,275
Prudential	713,993	15,099
QinetiQ Group	261,900	986
Reckitt Benckiser Group	6,849	558
Reed Elsevier	754,859	11,527
Rexam	799,639	6,490
Rio Tinto	88,496	4,924
Rolls-Royce Holdings	40,607	727
SABMiller	154,688	7,724
Schroders	21,968	952
Segro (B)	116,190	643
Shire	251,774	12,361
Smiths Group	6,291	133
SSE	14,067	345
Standard Life	5,279	33
Synthomer	32,850	155
TalkTalk Telecom Group	869,700	4,644
Tate & Lyle	5,696	63
Tesco	2,631,124	12,958
Travis Perkins	148,527	4,668
TUI Travel	139,811	1,021
Tullow Oil	252,880	3,156
Verizon Communications	408	19
Vodafone Group	3,497,768	12,846
Whitbread	27,223	1,889
William Hill	764	4
WM Morrison Supermarkets	85,873	305
Wolseley	499	28
WPP	419,797	8,657
Xchanging	57,394	159

		397,631

United States — 1.1%
1-800-Flowers.com, Cl A*	18,877	106
Alliance HealthCare Services*	7,648	256
Alon USA Energy	28,918	432
Andersons	13,543	802
Argan	4,574	136
Axis Capital Holdings	166,449	7,632
Broadwind Energy*	6,300	77
Cambrex*	3,417	64
Capella Education	1,346	85

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

Cascade Microtech*	6,858	$69
Century Casinos*	15,165	109
Christopher & Banks*	10,635	70
Computer Sciences	51,450	3,129
Constellium, Cl A*	20,076	589
Cross Country Healthcare*	44,445	359
Engility Holdings*	4,031	182
FBR*	2,328	60
Forest Oil*	35,862	69
Inteliquent	5,284	77
Intersections	9,969	59
Malibu Boats, Cl A*	2,378	53
Manpowergroup	60,399	4,761
Midcoast Energy Partners	8,592	177
Nielsen Holdings	147,000	6,561
NN	18,207	359
PharMerica*	14,739	412
Phoenix*	1,995	103
Providence Service*	2,445	69
Provident Financial Holdings	5,496	85
Renewable Energy Group*	28,868	346
Repligen*	5,809	75
Republic Airways Holdings*	26,872	246
RPX*	10,803	176
Skullcandy*	72,700	667
Taro Pharmaceutical Industries*	1,163	129
United Community Banks*	13,511	263
US Concrete*	2,364	56
Valero Energy	9,285	493
Warren Resources*	61,957	297
Xerium Technologies*	8,322	134

		29,824

Total Common Stock (Cost $2,109,706) ($ Thousands)		2,429,496

PREFERRED STOCK — 0.8%

Germany — 0.8%
Bayerische Motoren Werke	9,374	886
Draegerwerk	2,624	322
Fuchs Petrolub	1,082	109
Henkel	97,561	10,504
Porsche	236	24
ProSiebenSat.1 Media	32,045	1,467
STO SE & Co KGaA	314	65
Volkswagen	27,954	7,247

Total Preferred Stock (Cost $17,818) ($ Thousands)		20,624

U.S. TREASURY OBLIGATION (E) (F) — 0.3%
U.S. Treasury Bills 0.048%, 07/24/2014	7,520	7,519

Total U.S. Treasury Obligation (Cost $7,519) ($ Thousands)		7,519

Description		Number Of Rights/ Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

RIGHTS — 0.0%

Hong Kong — 0.0%
New World Hotel Investment ††*		6	$—

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria, Expires 04/14/14*		39	9

Total Rights (Cost $—) ($ Thousands)			9

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P. 0.070% †**(G)		75,032,710	75,033

Total Affiliated Partnership (Cost $75,033) ($ Thousands)			75,033

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**		120,368,874	120,369

Total Cash Equivalent (Cost $120,369) ($ Thousands)			120,369

TIME DEPOSITS — 2.4%
Brown Brothers Harriman
4.350%, 04/01/2014	ZAR	16	2
1.950%, 04/01/2014	NZD	5	4
1.929%, 04/01/2014	AUD	161	150
0.550%, 04/01/2014	NOK	42	7
0.278%, 04/01/2014	CAD	13	12
0.100%, 04/01/2014	SEK	1,358	209
0.076%, 04/01/2014	EUR	1,521	2,096
0.048%, 04/01/2014	GBP	344	573
0.030%, 04/01/2014		61,056	61,056
0.005%, 04/01/2014	SGD	108	86
0.005%, 04/01/2014	HKD	205	26
0.005%, 04/01/2014	JPY	11,504	112
0.001%, 04/01/2014	CHF	209	236
(0.100)%, 04/01/2014	DKK	37	7

Total Time Deposits (Cost $64,576) ($ Thousands)			64,576

Total Investments — 102.6% (Cost $2,395,021) ($ Thousands)			$2,717,626

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2014

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,054	Jun-2014	$1,449
FTSE 100 Index	341	Jun-2014	340
Hang Seng Index	43	Apr-2014	59
SPI 200 Index	95	Jun-2014	131
Topix Index	236	Jun-2014	(295)

			$1,684

For the six months ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

Percentages are based on a Net Assets of $2,648,288 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

††	Expiration date is unavailable.

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $71,887 ($ Thousands) (See Note 8).

(B)	Real Estate Investment Trust.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Securities considered illiquid. The total market value of such securities as of March 31, 2014 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2014 was $75,033 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

ZAR — South African Rand

The following is a summary of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,429,496	$—	$—	$2,429,496
Preferred Stock	20,624	—	—	20,624
U.S. Treasury Obligation	—	7,519	—	7,519
Rights	9	—	—	9
Affiliated Partnership	—	75,033	—	75,033
Cash Equivalent	120,369	—	—	120,369
Time Deposits	—	64,576	—	64,576

Total Investments in Securities	$2,570,498	$147,128	$—	$2,717,626

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,979	$—	$—	$1,979
Unrealized Depreciation	(295)	—	—	(295)

Total Other Financial Instruments	$1,684	$—	$—	$1,684

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the six months ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2014, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.5%

Argentina — 0.4%
Arcos Dorados Holdings, Cl A (A)	310,500	$3,130
Tenaris ADR	44,100	1,951
YPF ADR (A)	50,800	1,583

		6,664

Austria — 0.2%
Erste Group Bank (A)	61,148	2,090
IMMOFINANZ (A)	339,978	1,594

		3,684

Belgium — 0.1%
KBC Groep	19,105	1,176

Brazil — 8.7%
ALL—America Latina Logistica	394,961	1,316
AMBEV	521,300	3,900
AMBEV ADR	768,290	5,693
Arezzo Industria e Comercio	45,982	564
Arteris	44,900	362
B2W Cia Digital*	382,400	4,655
Banco Bradesco (A)	421,096	5,756
Banco do Brasil	407,180	4,094
Banco Santander Brasil ADR (A)	484,515	2,699
BB Seguridade Participacoes	369,500	4,079
BM&FBovespa	709,717	3,542
BR Malls Participacoes	584,000	5,044
BR Properties	296,500	2,444
Brasil Insurance Participacoes e Administracao	373,100	1,901
Braskem ADR* (A)	229,769	3,589
BRF ADR	227,975	4,555
CCR	59,700	457
Cia Energetica de Minas Gerais ADR	75,435	513
Cia Hering	48,700	594
Cia Paranaense de Energia ADR (A)	14,934	196
Cielo	148,220	4,725

Description	Shares	Market Value ($ Thousands)

Cyrela Brazil Realty Empreendimentos e Participacoes	1,165,967	$7,105
EcoRodovias Infraestrutura e Logistica	351,600	2,110
EDP—Energias do Brasil	462,300	2,088
Estacio Participacoes	823,500	8,357
Even Construtora e Incorporadora	456,300	1,521
Fibria Celulose ADR*	326,285	3,609
Gerdau ADR	1,033,826	6,627
Gol Linhas Aereas Inteligentes ADR* (A)	340,245	1,654
Grendene	32,600	226
Helbor Empreendimentos	127,613	446
Hypermarcas	634,060	4,620
JBS	627,100	2,151
Kroton Educacional	123,462	2,695
Localiza Rent a Car	159,332	2,326
Lojas Renner	64,300	1,831
Mahle-Metal Leve Industria e Comercio	22,600	239
MRV Engenharia e Participacoes	223,600	795
Petroleo Brasileiro	103,622	687
Petroleo Brasileiro ADR (A)	602,065	7,917
Porto Seguro	61,300	855
Qualicorp*	296,000	2,993
Santos Brasil Participacoes	74,220	553
Sao Martinho	17,200	236
Souza Cruz	45,400	413
Sul America	109,682	732
Telefonica Brasil ADR (A)	126,700	2,691
Tim Participacoes	136,600	713
Tim Participacoes ADR	502,600	13,047
Totvs	126,120	1,966
Vale	56,186	783
Vale ADR, Cl B (A)	511,461	7,074
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	131,300	2,031
Via Varejo*	236,800	2,487

		154,256

Canada — 0.9%
Africa Oil*	207,644	1,394
Alamos Gold	211,000	1,910
Pacific Rubiales Energy	603,876	10,893
SEMAFO	368,493	1,302

		15,499

Chile — 0.9%
Banco de Chile	15,274,225	1,919
Banco Santander Chile	80,574,985	4,711
Cia Cervecerias Unidas ADR (A)	156,191	3,496
SACI Falabella	204,350	1,798
Sociedad Quimica y Minera de Chile ADR	130,469	4,141

		16,065

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

China — 13.6%
AAC Technologies Holdings (A)	1,517,980	$7,857
Agricultural Bank of China	26,344,732	11,479
Anhui Conch Cement (A)	1,405,000	6,022
ANTA Sports Products (A)	2,791,000	4,656
Anton Oilfield Services Group (A)	7,042,000	4,476
Baidu*	125,788	19,168
Bank of China	24,664,105	10,938
BYD Electronic International	695,000	407
Changyou.com ADR*(A)	92,700	2,737
China BlueChemical	1,742,000	898
China CITIC Bank	1,486,000	856
China Communications Services	1,394,000	645
China Construction Bank	25,185,993	17,630
China Lesso Group Holdings	2,376,200	1,317
China Life Insurance	197,000	557
China Merchants Bank	2,154,076	3,904
China National Materials	9,461,438	1,695
China Oilfield Services	1,468,000	3,444
China Pacific Insurance Group	149,000	532
China Petroleum & Chemical	9,377,839	8,390
China Petroleum & Chemical ADR (A)	24,400	2,184
China Shenhua Energy	701,000	2,024
China Telecom (A)	3,650,000	1,689
China Vanke, Cl B	3,201,724	5,324
Chongqing Rural Commercial Bank	2,726,612	1,195
CITIC Securities	610,500	1,273
Coolpad Group (A)	3,740,000	1,837
Country Garden Holdings	2,059,305	860
Evergrande Real Estate Group (A)	2,021,000	954
Fosun International* (A)	802,500	1,009
Giant Interactive Group ADR	242,600	2,807
Great Wall Motor	212,500	1,066
Guangzhou R&F Properties	1,312,400	1,892
Industrial & Commercial Bank of China	31,459,168	19,345
Jiangsu Expressway (A)	1,754,000	1,999
Jiangxi Copper	1,271,000	2,137
KWG Property Holding	1,737,370	954
Mindray Medical International ADR (A)	56,254	1,820
NetEase ADR	13,025	877
New Oriental Education & Technology Group	322,500	9,465
PetroChina ADR	39,961	4,336
Phoenix New Media ADR*	86,258	894
PICC Property & Casualty	1,927,800	2,639
Ping An Insurance Group of China	761,500	6,312
Prince Frog International Holdings (A)	5,784,100	1,708
SINA*	57,400	3,468
Sinopec Engineering Group (A)	3,967,000	4,296
SOHO China	2,946,028	2,423
Sohu.com*	89,800	5,845
Tencent Holdings	202,147	14,059

Description	Shares	Market Value ($ Thousands)

Tingyi Cayman Islands Holding (A)	1,262,000	$3,620
Tsingtao Brewery (A)	436,000	3,190
Uni-President China Holdings (A)	3,579,000	3,008
Want Want China Holdings	339,000	506
Weichai Power (A)	390,000	1,476
WuXi PharmaTech Cayman ADR*	70,313	2,592
Zhejiang Expressway (A)	3,232,000	2,946
Zhuzhou CSR Times Electric	2,635,600	8,885

		240,522

Colombia — 0.4%
Bancolombia ADR, Cl R	93,100	5,258
Cementos Argos	114,600	587
Ecopetrol	839,218	1,718
Grupo Nutresa	17,719	246

		7,809

Czech Republic — 0.6%
CEZ	140,311	4,025
Komercni Banka	24,222	5,793

		9,818

Egypt — 0.0%
Commercial International Bank Egypt GDR	134,789	655

Greece — 0.1%
Alpha Bank AE*	513,233	506
OPAP	119,258	1,923

		2,429

Hong Kong — 6.2%
Anxin-China Holdings	1,212,000	187
Bolina Holding (A)	4,549,300	1,759
Chaoda Modern Agriculture* (B) (C)	2,056,181	—
China Everbright International	5,041,000	6,902
China High Precision Automation Group (B) (C)	1,385,624	221
China Medical System Holdings	2,496,500	2,826
China Mengniu Dairy (A)	1,894,915	9,490
China Minsheng Banking	1,163,500	1,167
China Mobile	1,758,741	16,098
China Mobile ADR (A)	59,740	2,724
China Modern Dairy Holdings* (A)	2,949,000	1,266
China Power International Development (A)	1,229,000	426
China State Construction International Holdings	5,546,784	9,396
China Taiping Insurance Holdings*	1,263,200	2,260
China Unicom Hong Kong ADR (A)	135,090	1,778
CNOOC	4,050,407	6,088
CNOOC ADR (A)	16,410	2,491
COSCO Pacific	5,275	7
Far East Horizon	1,197,000	880

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Geely Automobile Holdings	4,370,000	$1,718
GOME Electrical Appliances Holding	9,371,000	1,583
Guangdong Investment (A)	1,448,000	1,383
Haier Electronics Group	2,352,000	6,367
Nine Dragons Paper Holdings	1,982,500	1,544
Samsonite International (A)	463,552	1,434
Sands China	740,500	5,532
Shanghai Industrial Holdings (A)	107,000	357
Shenzhen Investment	960,000	311
Shougang Fushan Resources Group (A)	4,204,000	1,279
Sino Biopharmaceutical	3,276,000	2,792
SJM Holdings	571,405	1,606
Sunac China Holdings	708,000	411
Sunny Optical Technology Group (A)	5,383,807	5,240
Techtronic Industries	2,623,000	7,304
Xinyi Glass Holdings (A)	2,458,944	2,000
Zoomlion Heavy Industry Science and Technology (A)	3,698,060	2,574

		109,401

Hungary — 0.1%
Richter Gedeon Nyrt	59,370	1,035

India — 7.3%
Aurobindo Pharma	865,780	7,415
Axis Bank	179,288	4,385
Bank of Baroda	276,395	3,336
Biocon	96,261	684
Cairn India	2,612,710	14,568
Crompton Greaves	949,206	2,549
Cummins India	420,725	4,204
Dabur India	985,792	2,965
Dena Bank	141,420	143
Glenmark Pharmaceuticals	257,705	2,439
Godrej Consumer Products	142,073	2,044
HCL Technologies	110,111	2,564
HDFC Bank ADR	129,118	5,298
Hexaware Technologies	296,384	747
Housing Development Finance	64,749	958
ICICI Bank ADR	282,654	12,380
Indiabulls Housing Finance	215,603	858
Infosys ADR (A)	22,797	1,235
ITC	638,003	3,770
Larsen & Toubro	209,342	4,458
Mahindra & Mahindra GDR	169,628	2,786
Maruti Udyog	5,417	179
Oil & Natural Gas	455,516	2,431
Oil India	59,070	479
Power Grid Corp of India	1,483,424	2,608
Punjab National Bank*	17,291	215
Reliance Industries	298,567	4,653
Reliance Industries GDR (D)	402,302	12,472
Rural Electrification	470,890	1,811

Description	Shares	Market Value ($ Thousands)

Shriram Transport Finance	435,451	$5,596
Syndicate Bank	165,516	266
Tata Consultancy Services	17,686	632
Tata Global Beverages	1,181,170	2,968
Tata Motors ADR	174,000	6,161
UPL	493,884	1,525
Wipro ADR (A)	142,168	1,905
WNS Holdings ADR*	11,629	209
Yes Bank	469,960	3,257
Zee Entertainment Enterprises	454,997	2,067

		129,220

Indonesia (B) — 2.0%
AKR Corporindo	5,506,300	2,362
Bank Bukopin	5,292,948	299
Bank Mandiri	2,369,700	1,996
Bank Rakyat Indonesia Persero	11,162,651	9,490
Gudang Garam	478,900	2,096
Kalbe Farma	7,605,600	987
Matahari Department Store*	2,327,300	2,861
Perusahaan Gas Negara Persero	5,013,100	2,275
Semen Indonesia Persero	2,979,500	4,188
Surya Semesta Internusa	2,847,000	242
Tambang Batubara Bukit Asam	1,345,000	1,111
Telekomunikasi Indonesia Persero	33,038,680	6,458
United Tractors	701,681	1,289

		35,654

Israel — 0.9%
Check Point Software Technologies*	29,412	1,989
Teva Pharmaceutical Industries	250,800	13,252

		15,241

Malaysia — 1.9%
Affin Holdings	96,100	114
Alliance Financial Group	1,247,900	1,685
AMMB Holdings	695,600	1,529
Axiata Group	2,268,736	4,634
Berjaya Sports Toto	220,201	268
British American Tobacco Malaysia	41,451	750
Bursa Malaysia	214,300	495
Genting Malaysia	291,956	376
Hong Leong Financial Group	56,400	271
IOI	513,100	754
IOI Properties Group*	256,549	209
Kulim Malaysia*	245,800	253
Malayan Banking	1,837,300	5,446
Malaysia Building Society	671,427	448
Media Prima	589,247	426
Parkson Holdings	138,918	128
Petronas Chemicals Group	1,548,200	3,276
Sapurakencana Petroleum*	1,100,600	1,517
Telekom Malaysia	360,876	651
Tenaga Nasional	428,700	1,570

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Top Glove	1,963,928	$2,977
UEM Sunrise	3,492,395	2,353
UMW Holdings	904,983	3,043

		33,173

Mexico — 5.2%
Alfa, Cl A	316,300	800
America Movil, Ser L	2,114,974	2,110
America Movil ADR, Ser L	299,475	5,954
Arca Continental	521,100	3,111
Cemex ADR* (A)	513,021	6,480
Compartamos*	940,700	1,722
Controladora Comercial Mexicana	109,200	453
Empresas ICA ADR* (A)	237,380	1,564
Fibra Uno Administracion (E)	629,800	2,039
Fomento Economico Mexicano	106,200	991
Fomento Economico Mexicano ADR	72,370	6,748
Genomma Lab Internacional, Cl B* (A)	4,169,339	10,733
Gruma, Cl B*	154,532	1,279
Grupo Carso, Ser A1	141,600	743
Grupo Financiero Banorte, Cl O	1,865,819	12,624
Grupo Financiero Inbursa, Cl O	297,200	768
Grupo Financiero Santander Mexico ADR	196,678	2,417
Grupo Herdez	32,875	98
Grupo Mexico, Ser B	1,711,124	5,403
Grupo Televisa	376,031	12,518
Industrias Penoles	53,730	1,400
Inmobiliaria Vesta	1,429,300	2,887
Kimberly-Clark de Mexico, Cl A	1,789,500	4,779
Wal-Mart de Mexico, Ser V	1,619,998	3,861

		91,482

Netherlands — 0.6%
Yandex, Cl A*	365,700	11,041

Peru — 0.6%
Credicorp	71,700	9,889

Philippines — 1.0%
Aboitiz Equity Ventures	892,900	1,115
Aboitiz Power	1,003,000	832
Alliance Global Group	1,204,488	766
Ayala	157,670	2,032
BDO Unibank	1,066,883	2,022
International Container Terminal Services	1,452,004	3,497
Manila Electric	33,470	212
RFM	10,303,200	1,339
Semirara Mining, Cl A	102,840	940
SM Investments	238,426	3,748
SM Prime Holdings	2,333,600	760

		17,263

Description	Shares	Market Value ($ Thousands)

Poland — 0.9%
Asseco Poland	33,224	$516
Bank Handlowy w Warszawie	5,496	206
Energa*	208,496	1,232
Eurocash	163,387	2,163
KGHM Polska Miedz	27,366	986
PGE	281,646	1,762
Polski Koncern Naftowy Orlen	93,779	1,341
Powszechna Kasa Oszczednosci Bank Polski	400,655	5,633
Powszechny Zaklad Ubezpieczen	14,467	2,057
Tauron Polska Energia	554,595	964

		16,860

Russia — 5.0%
Etalon Group GDR*	56,800	221
Eurasia Drilling GDR	82,118	2,105
Gazprom ADR	861,355	6,658
Globaltrans Investment GDR	586,883	6,772
Lukoil ADR	172,939	9,665
Magnit GDR	112,217	6,149
Mail.ru Group GDR*	38,649	1,370
MegaFon GDR	111,186	3,130
MMC Norilsk Nickel ADR	163,218	2,715
Mobile Telesystems	214,425	3,750
NovaTek GDR	62,107	6,832
QIWI ADR	62,100	2,152
Rosneft GDR	537,626	3,580
Sberbank of Russia ADR	1,836,131	17,851
Severstal GDR	174,931	1,324
Sistema GDR	55,343	1,246
Surgutneftegas ADR	146,322	1,065
Tatneft ADR	91,754	3,143
TMK GDR	388,600	3,400
Uralkali GDR	15,707	373
X5 Retail Group GDR*	342,511	5,367

		88,868

Singapore — 0.3%
Asian Pay Television Trust	6,247,500	3,676
China Yuchai International	27,469	582
Wilmar International	475,000	1,307

		5,565

South Africa — 5.2%
Anglo American Platinum	25,931	1,168
AngloGold Ashanti ADR	130,153	2,223
ArcelorMittal South Africa*	159,732	509
AVI (A)	82,892	446
Barclays Africa Group (A)	94,202	1,334
Bidvest Group	142,844	3,781
Exxaro Resources (A)	228,514	3,042
FirstRand	890,986	3,058
Foschini Group	76,016	774
Impala Platinum Holdings	50,285	574

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Imperial Holdings	138,454	$2,481
Investec	186,414	1,504
Kumba Iron Ore	46,914	1,686
Liberty Holdings	100,951	1,194
Life Healthcare Group Holdings	1,112,911	4,075
Mondi	91,891	1,615
MTN Group	579,853	11,883
Murray & Roberts Holdings*	239,957	561
Nampak	131,113	448
Naspers, Cl N	66,562	7,349
Netcare	381,601	847
Remgro	151,966	2,961
Reunert	231,967	1,423
RMB Holdings	194,887	889
Sasol	194,087	10,869
Shoprite Holdings	230,405	3,487
SPAR Group	113,941	1,316
Standard Bank Group	579,968	7,654
Steinhoff International Holdings	360,079	1,746
Telkom*	107,522	344
Tongaat Hulett	19,087	206
Truworths International	104,454	767
Vodacom Group (A)	383,011	4,734
Woolworths Holdings	687,369	4,796

		91,744

South Korea — 11.9%
Chong Kun Dang Pharmaceutical	7,416	549
Chongkundang Holdings	1,449	77
Coway	102,950	7,225
Daelim Industrial	24,045	1,958
Daewoong Pharmaceutical	7,044	464
Dongbu Insurance	71,513	3,708
Dongkuk Steel Mill	39,970	467
Grand Korea Leisure	25,294	1,040
GS Home Shopping	5,417	1,206
Halla Visteon Climate Control	57,200	2,612
Hankook Tire	63,754	3,618
Hankook Tire Worldwide	17,490	346
Hite Jinro	52,840	1,167
Hyosung	11,642	840
Hyundai Development*	52,270	1,473
Hyundai Home Shopping Network	2,667	392
Hyundai Marine & Fire Insurance	84,103	2,426
Hyundai Mobis	3,009	890
Hyundai Motor	42,025	9,910
Industrial Bank of Korea	271,650	3,445
Interpark	105,156	1,205
Kangwon Land	70,740	2,060
KB Financial Group	158,225	5,559
KCC	19,284	9,873
Kia Motors	121,522	6,770
Korea Aerospace Industries	96,660	3,083
Korean Reinsurance	40,647	393

Description	Shares	Market Value ($ Thousands)

KT	26,140	$726
KT ADR	214,890	2,985
KT&G	54,426	4,090
LG	33,556	1,825
LG Chem	1,294	309
LG Display ADR (A)	208,140	2,602
LG Electronics	32,971	2,010
Lock & Lock	141,830	2,119
Lotte Chilsung Beverage	2,972	4,166
Lotte Confectionery	2,463	4,218
Meritz Fire & Marine Insurance	31,080	434
Mirae Asset Securities	33,890	1,315
NAVER	3,768	2,740
OCI	8,994	1,500
POSCO	4,692	1,305
S-1, Cl 1	22,661	1,895
Samsung Electronics	43,661	55,086
Samsung Engineering*	35,800	2,411
Samsung Fire & Marine Insurance	6,459	1,453
Samsung Heavy Industries	61,980	1,855
Samsung Life Insurance	30,555	2,885
SFA Engineering	68,663	2,835
Shinhan Financial Group	187,714	8,288
SK C&C*	14,664	2,059
SK Holdings	5,252	952
SK Hynix	106,081	3,588
SK Telecom	10,785	2,183
SK Telecom ADR (A)	653,159	14,742
Soulbrain	9,800	353
Sung Kwang Bend	124,412	2,712
Sungwoo Hitech	45,849	728
Vieworks	46,332	1,145
Wonik IPS*	106,062	889

		211,159

Spain — 0.4%
Cemex Latam Holdings*	940,272	7,844

Taiwan — 8.8%
Airtac International Group	127,895	1,325
Asustek Computer	268,000	2,653
Catcher Technology	301,000	2,179
Cathay Financial Holding	1,337,226	1,950
Chailease Holding	279,200	670
Chicony Electronics	186,992	485
China Motor	1,319,000	1,178
China Steel Chemical	373,800	2,136
Chong Hong Construction	116,000	352
CTBC Financial Holding	3,085,000	1,930
CTCI	995,000	1,492
Delta Electronics	351,000	2,167
eMemory Technology*	110,000	751
Everlight Electronics	844,000	2,140
Far Eastern New Century	556,000	591
Farglory Land Development	1,437,043	2,449

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Formosa Taffeta	88,000	$98
Fubon Financial Holding	2,836,000	3,846
Giga Solar Materials	54,785	1,193
Hermes Microvision	30,300	1,214
Hermes Microvision GDR* (D)	46,900	1,878
Hiwin Technologies	419,270	4,062
Hon Hai Precision Industry	2,485,828	7,045
Inventec	868,000	855
King Yuan Electronics	616,000	511
King’s Town Bank	692,000	642
Kinsus Interconnect Technology	625,000	2,319
Lite-On Technology	2,034,120	3,033
MediaTek	1,293,500	19,093
Mega Financial Holding	362,000	280
Merry Electronics	283,440	1,550
MPI*	280,000	907
Novatek Microelectronics	644,300	2,951
Phison Electronics	455,000	2,928
Pou Chen	1,598,000	2,254
Powertech Technology	353,000	534
President Chain Store	318,652	2,250
Quanta Computer	1,038,000	2,795
Radiant Opto-Electronics	883,050	3,567
Realtek Semiconductor	1,259,173	3,796
Shin Kong Financial Holding	6,154,118	1,944
Taishin Financial Holding	4,456,030	2,019
Taiwan Cement	3,536,000	5,457
Taiwan Semiconductor Manufacturing	8,551,595	40,433
Teco Electric and Machinery	2,716,000	3,028
Transcend Information	593,000	1,928
Uni-President Enterprises	1,066,700	1,856
United Microelectronics	1,488,000	628
United Microelectronics ADR (A)	1,432,100	2,979
Vanguard International Semiconductor	490,000	730
Wistron NeWeb	195,000	439

		155,490

Thailand — 1.6%
Advanced Info Service	170,200	1,186
Bangchak Petroleum	257,500	248
Bangkok Bank	375,554	2,066
Bangkok Bank Foreign (A)	521,200	2,884
Bangkok Dusit Medical Services	271,000	1,111
Bangkok Expressway	148,400	151
CP ALL	1,809,400	2,426
CP Seven Eleven PCL	345,900	464
Delta Electronics Thailand	183,700	334
Kiatnakin Bank	948,544	1,243
PTT	605,050	5,577
PTT Global Chemical	1,835,600	4,089
Ratchaburi Electricity Generating Holding	269,800	430
Siam Commercial Bank	297,700	1,445
Thai Oil	1,016,700	1,661
Thanachart Capital	1,825,200	2,026
VGI Global Media	4,724,424	1,660

		29,001

Description	Shares	Market Value ($ Thousands)

Turkey — 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii	343,171	$3,818
Arcelik	125,102	699
Aselsan Elektronik Sanayi Ve Ticaret	835,919	3,364
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	159
Emlak Konut Gayrimenkul Yatirim Ortakligi (E)	5,591,063	6,586
Enka Insaat ve Sanayi	301,658	901
Eregli Demir ve Celik Fabrikalari	1,619,632	2,090
Koza Altin Isletmeleri	30,742	267
TAV Havalimanlari Holding	563,813	4,533
Tofas Turk Otomobil Fabrikasi	315,043	1,789
Turk Hava Yollari	227,992	702
Turk Telekomunikasyon	641,301	1,784
Turkcell Iletisim Hizmetleri* (A)	165,335	2,277
Turkiye Garanti Bankasi	441,780	1,512
Turkiye Halk Bankasi	196,572	1,218
Turkiye Sise ve Cam Fabrikalari	887,267	962

		32,661

United Arab Emirates — 0.2%
Dragon Oil	405,068	3,816

United Kingdom — 1.1%
Afren*	2,383,371	5,610
Anglo American ADR	82,040	1,043
BG Group	145,770	2,716
Hikma Pharmaceuticals	131,620	3,645
Old Mutual	760,742	2,550
SABMiller	91,655	4,583

		20,147

United States — 0.6%
Avon Products	133,700	1,957
First Cash Financial Services*	68,900	3,477
Freeport-McMoRan Copper & Gold	62,700	2,073
Yahoo! *	68,900	2,474

		9,981

Total Common Stock
(Cost $1,524,215) ($ Thousands)		1,585,112

EXCHANGE TRADED FUNDS — 4.6%

United States — 4.6%
iPath MSCI India Index ETN (A)	196,225	11,897
iShares MSCI Emerging Markets ETF	1,712,128	70,180

Total Exchange Traded Funds (Cost $81,115) ($ Thousands)		82,077

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 3.3%

Brazil — 3.0%
Banco do Estado do Rio Grandedo Sul		663,302	$3,821
Bradespar, Cl Preference		189,000	1,657
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		126,867	5,552
Cia Energetica de Sao Paulo, Cl B		239,300	2,815
Cia Paranaense de Energia		85,100	1,124
Itau Unibanco Holding		124,039	1,860
Itau Unibanco Holding ADR		334,996	4,978
Itausa—Investimentos Itau		706,990	2,892
Klabin		1,133,000	1,180
Marcopolo		3,014,200	6,078
Metalurgica Gerdau, Cl A		213,260	1,633
Petroleo Brasileiro, Cl Preference		291,716	2,030
Petroleo Brasileiro ADR, Cl A		578,743	8,027
Vale, Cl A		64,785	812
Vale ADR, Cl B		664,762	8,276

			52,735

Chile — 0.0%
Sociedad Quimica y Minera de Chile, Cl B		15,754	497

Colombia — 0.2%
Banco Davivienda, Cl Preference		68,232	883
Bancolombia, Cl Preference		146,619	2,032

			2,915

South Korea — 0.1%
Samsung Electronics		929	923

Total Preferred Stock (Cost $65,209) ($ Thousands)			57,070

		Number Of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Taishin Financial Holdings, Expires 04/05/2014*		225	13

Total Rights (Cost $—) ($ Thousands)			13

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/2049 (F)	BRL	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

Description		Shares/Face Amount (1) (Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P. 0.070% †**(G)		107,208,474	$107,208

Total Affiliated Partnership (Cost $107,208) ($ Thousands)			107,208

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**		11,351,693	11,352

Total Cash Equivalent (Cost $11,352) ($ Thousands)			11,352

TIME DEPOSITS — 1.8%
Brown Brothers Harriman
4.350%, 04/01/2014	ZAR	2,201	209
0.550%, 04/01/2014	NOK	—	—
0.278%, 04/01/2014	CAD	22	20
0.100%, 04/01/2014	SEK	1	—
0.076%, 04/01/2014	EUR	28	38
0.048%, 04/01/2014	GBP	—	—
0.030%, 04/01/2014		31,737	31,737
0.005%, 04/01/2014	HKD	1,035	134
0.005%, 04/01/2014	SGD	259	206

Total Time Deposits (Cost $32,344) ($ Thousands)			32,344

Total Investments — 105.9% (Cost $1,821,443) ($ Thousands)			$1,875,176

Percentages are based on a Net Assets of $1,770,581 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $103,025 ($ Thousands) (See Note 8).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $35,875 ($ Thousands) and represented 2.03% of Net Assets.

(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2014 was $221 ($ Thousands) and represented 0.00% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Real Estate Investment Trust.

(F)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2014 was $107,208 ($ Thousands).

ADR	— American Depositary Receipt

BRL	— Brazilian Real

CAD	— Canadian Dollar

Cl	— Class

ETF	— Exchange Traded Fund

ETN	— Exchange Traded Note

EUR	— Euro

GBP	— British Pound Sterling

GDR	— Global Depositary Receipt

HKD	— Hong Kong Dollar

L.P.	— Limited Partnership

MSCI	— Morgan Stanley Capital International

NOK	— Norwegian Krone

SEK	— Swedish Krona

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2014

Ser	— Series

SGD	— Singapore Dollar

ZAR	— South African Rand

The following is a summary of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$1,549,237	$35,654	$221	$1,585,112
Exchange Traded Funds	82,077	—	—	82,077
Preferred Stock	57,070	—	—	57,070
Rights	13	—	—	13
Debenture Bond	—	—	—	—
Affiliated Partnership	—	107,208	—	107,208
Cash Equivalent	11,352	—	—	11,352
Time Deposits	—	32,344	—	32,344

Total Investments in Securities	$1,699,749	$175,206	$221	$1,875,176

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the six months ended March 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the six months ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.9%

Australia — 3.5%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	$470
Commonwealth Bank of Australia
1.375%, 01/22/2019	EUR	560	781
Government of Australia
6.000%, 02/15/2017		2,060	2,066
5.750%, 07/15/2022		2,750	2,876
5.500%, 04/21/2023		160	165
4.250%, 07/21/2017		1,350	1,295
2.750%, 04/21/2024		2,165	1,786
Government of Australia, Ser 122
5.250%, 03/15/2019		2,720	2,727
Government of Australia, Ser 124
5.750%, 05/15/2021		1,900	1,977
Macquarie Bank MTN
3.500%, 12/18/2020	GBP	221	368
National Australia Bank MTN
1.875%, 01/13/2023	EUR	220	301
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	787
Rio Tinto Finance
3.500%, 03/22/2022	USD	55	55
Suncorp-Metway
5.125%, 10/27/2014	GBP	235	400
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	301
1.375%, 04/17/2020	EUR	230	317

			16,672

Austria — 1.0%
Republic of Austria
3.900%, 07/15/2020		1,500	2,408

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

3.650%, 04/20/2022		290	$463
3.200%, 02/20/2017		600	894
3.150%, 06/20/2044		55	83
1.750%, 10/20/2023		380	520
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		225	454

			4,822

Belgium — 1.6%
Anheuser-Busch InBev MTN
8.625%, 01/30/2017		200	335
2.875%, 09/25/2024		650	929
Kingdom of Belgium
3.750%, 06/22/2045		183	281
2.600%, 06/22/2024		240	342
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		500	908
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016		900	1,330
Kingdom of Belgium, Ser 49
4.000%, 03/28/2017		230	350
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	366
Kingdom of Belgium, Ser 67
3.000%, 09/28/2019		1,020	1,547
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	765

			7,153

Brazil — 0.7%
Braskem Finance
6.450%, 02/03/2024		300	307
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017		3,800	1,594
BRF
3.950%, 05/22/2023 (A)	USD	410	366
Cosan
5.000%, 03/14/2023 (A)	USD	240	226
Gerdau Trade
5.750%, 01/30/2021 (A)	USD	101	103
4.750%, 04/15/2023 (A)	USD	200	186
Raizen Energy Finance
7.000%, 02/01/2017 (A)	USD	270	297
Samarco Mineracao
4.125%, 11/01/2022 (A)	USD	430	396

			3,475

Canada — 4.5%
Bank of Nova Scotia MTN
1.000%, 04/02/2019 (B)	EUR	259	356
Bell Canada MTN
5.000%, 02/15/2017		270	264

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bombardier
6.000%, 10/15/2022		310	$310
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,382
2.050%, 06/15/2017		2,470	2,275
CDP Financial
4.400%, 11/25/2019 (A)	USD	850	938
Government of Canada
5.750%, 06/01/2033		485	624
5.000%, 06/01/2037		1,300	1,583
4.000%, 06/01/2041		545	587
2.750%, 06/01/2022		2,750	2,586
1.750%, 03/01/2019		2,180	1,978
1.500%, 08/01/2015		1,750	1,596
1.250%, 02/01/2016		895	813
Muskrat Falls
3.630%, 06/01/2029		340	323
National Bank of Canada
1.500%, 03/25/2021		257	353
Province of British Columbia
3.250%, 12/18/2021	EUR	1,150	1,079
Province of Manitoba Canada
3.850%, 12/01/2021		710	689
Province of Ontario Canada
8.100%, 09/08/2023		700	888
3.450%, 06/02/2045		245	204
3.150%, 06/02/2022		2,000	1,833
Province of Quebec Canada
3.500%, 12/01/2045		145	119
3.000%, 09/01/2023		500	443
Quebecor Media
5.750%, 01/15/2023	USD	128	128
Royal Bank of Canada
1.625%, 08/04/2020	EUR	190	265
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	281

			21,897

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	USD	390	405
ENTEL Chile
4.875%, 10/30/2024	USD	380	387

			792

China — 0.1%
Talent Yield Investments
4.500%, 04/25/2022 (A)	USD	310	309

Colombia — 0.0%
Pacific Rubiales Energy
5.125%, 03/28/2023 (A)	USD	123	120

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	$446

Denmark — 1.3%
Danske Bank
5.375%, 09/29/2021 (C)	GBP	170	296
3.875%, 10/04/2023 (C)	EUR	150	218
3.500%, 04/16/2018	EUR	155	236
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	378
Kingdom of Denmark
4.500%, 11/15/2039		1,300	335
4.000%, 11/15/2017		1,600	333
3.000%, 11/15/2021		21,800	4,528

			6,324

Finland — 1.0%
Elisa MTN
2.250%, 10/04/2019		300	420
Government of Finland
3.375%, 04/15/2020		2,080	3,250
1.500%, 04/15/2023		340	461
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	276
2.250%, 05/03/2019		170	248

			4,655

France — 6.2%
Accor
2.500%, 03/21/2019		300	425
ALD International MTN
2.000%, 05/26/2017		500	697
Arkema
3.850%, 04/30/2020		200	305
AXA MTN
5.625%, 01/16/2054 (C)	GBP	302	499
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	559
Banque PSA Finance MTN
4.875%, 09/25/2015		450	649
BNP Paribas
4.730%, 04/12/2049 (C)		300	431
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/2022		200	306
BPCE
5.700%, 10/22/2023	USD	380	395
BPCE SFH MTN
1.750%, 11/29/2019		600	851
1.500%, 01/30/2020		400	557

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Caisse d’Amortissement de la Dette Sociale MTN
1.125%, 05/25/2019		363	$502
Caisse Francaise de Financement Local MTN
4.500%, 04/27/2015		380	546
3.750%, 05/18/2016		225	331
Carrefour Banque
1.032%, 03/21/2018 (C)		177	245
Casino Guichard Perracho MTN
4.726%, 05/26/2021		300	474
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	897
4.250%, 01/19/2022		300	489
Cie de St. Gobain MTN
3.625%, 03/28/2022		120	180
Coface
4.125%, 03/27/2024		200	279
Credit Agricole MTN
2.375%, 11/27/2020		600	844
Credit Agricole Home Loan SFH MTN
2.875%, 09/09/2016		300	437
Dexia Credit Local MTN
2.000%, 01/22/2021		200	280
1.625%, 10/29/2018		565	795
1.375%, 09/18/2019		500	688
1.250%, 10/18/2016 (A)	USD	449	449
Electricite de France MTN
6.500%, 01/26/2019 (A)	USD	250	296
5.500%, 10/17/2041	GBP	200	365
5.375%, 12/12/2049 (C)		100	147
5.250%, 12/29/2049 (C)	USD	120	120
Eutelsat
2.625%, 01/13/2020		200	284
French Treasury Note
1.000%, 07/25/2017		235	330
Gecina MTN
2.875%, 05/30/2023 (D)		500	687
Government of France
5.750%, 10/25/2032		545	1,076
5.000%, 10/25/2016		1,240	1,914
4.750%, 04/25/2035		60	107
4.500%, 04/25/2041		805	1,414
4.250%, 10/25/2023		85	141
3.250%, 05/25/2045		440	623
3.000%, 04/25/2022		640	974
2.250%, 05/25/2024		315	440
1.000%, 05/25/2018		140	195
1.000%, 11/25/2018		1,390	1,930
1.000%, 05/25/2019		340	469
HSBC SFH France MTN
2.000%, 10/16/2023		700	971

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Iliand
4.875%, 06/01/2016		300	$442
RCI Banque
3.400%, 04/11/2014 (A)	USD	250	250
Renault MTN
3.625%, 09/19/2018		450	654
Sanofi MTN
2.500%, 11/14/2023		200	282
Societe Generale MTN
5.750%, 04/20/2016 (A)	USD	111	120
5.200%, 04/15/2021 (A)	USD	225	250
5.000%, 01/17/2024 (A)	USD	250	249
3.875%, 12/17/2015	GBP	100	173
Societe Generale SFH MTN
3.250%, 06/06/2016		400	585
Unibail-Rodamco MTN
2.375%, 02/25/2021 (D)		500	706
Veolia Environnement MTN
6.125%, 11/25/2033		270	479
4.625%, 03/30/2027		200	313

			30,096

Germany — 8.7%
Allianz Finance II MTN
3.500%, 02/14/2022		100	153
Bayer MTN
1.875%, 01/25/2021		93	130
Bundesobligation
1.000%, 10/12/2018		250	352
Bundesobligation, Ser 159
2.000%, 02/26/2016		1,500	2,141
Bundesrepublik Deutschland
4.750%, 09/20/2033		190	349
2.500%, 07/04/2044		3,325	4,651
1.750%, 02/15/2024 (G)		3,600	5,042
1.500%, 09/04/2022		450	629
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		550	1,102
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		450	860
Bundesschatzanweisungen
2.875%, 09/11/2015		323	307
Continental MTN
3.125%, 09/09/2020		600	881
Deutsche Bank MTN
1.411%, 12/15/2015 (C)	GBP	280	464
Deutsche Bundesrepublik
4.000%, 01/04/2037		110	194
Deutsche Telekom International Finance MTN
8.875%, 11/27/2028	GBP	160	390
7.375%, 12/04/2019	GBP	200	409

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Deutschland Inflation Linked Bond
1.500%, 04/15/2016		3,218	$4,633
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	578
Euro Zone Inflation Linked Bond
0.750%, 04/15/2018		6,804	9,889
Evonik Industries MTN
1.875%, 04/08/2020		600	835
FMS Wertmanagement
3.000%, 08/03/2018		500	755
1.125%, 09/03/2018		900	1,258
Hypothekenbank Frankfurt MTN
2.875%, 01/19/2016		160	230
KFW
4.750%, 08/12/2015	SEK	6,000	972
3.875%, 01/21/2019		1,325	2,088
3.375%, 08/30/2017	CHF	370	465
1.125%, 10/16/2018		250	350
Linde Finance MTN
3.875%, 06/01/2021		450	707
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (C)		200	333
RWE
7.000%, 10/12/2072 (C)	USD	224	245
Vier Gas Transport Gmbh MTN
3.125%, 07/10/2023		250	365
2.875%, 06/12/2025		200	281

			42,038

Guatemala — 0.0%
Comcel Trust
6.875%, 02/06/2024	USD	230	241

Ireland — 1.1%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	569
Allied Irish Banks MTN
2.875%, 11/28/2016		400	562
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (C)		100	146
Bank of Ireland MTN
4.000%, 01/28/2015		250	353
2.054%, 09/22/2015 (A) (C)	CAD	205	177
CRH Finland Services MTN
2.750%, 10/15/2020		350	501
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	810	1,452

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Ireland Government Bond
5.400%, 03/13/2025		260	$430
4.500%, 10/18/2018		345	539
3.900%, 03/20/2023		200	300

			5,029

Israel — 0.2%
Israel Government Bond MTN
4.250%, 03/31/2023		750	231
2.875%, 01/29/2024	EUR	650	918

			1,149

Italy — 7.6%
Assicurazioni Generali MTN
2.875%, 01/14/2020		250	355
Banca Monte dei Paschi di Siena
5.000%, 02/09/2018		230	349
4.875%, 09/15/2016		700	1,036
Banco Popolare SC MTN
3.500%, 03/14/2019		350	488
Edison MTN
3.875%, 11/10/2017		600	903
Enel Finance International MTN
4.875%, 03/11/2020		100	158
4.875%, 04/17/2023		290	463
3.875%, 10/07/2014 (A)	USD	350	355
Eni MTN
3.625%, 01/29/2029		600	870
Intesa Sanpaolo MTN
4.875%, 07/10/2015		300	434
4.000%, 11/09/2017		368	550
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027		305	548
6.000%, 05/01/2031		1,045	1,814
5.500%, 09/01/2022		410	668
5.500%, 11/01/2022		150	245
5.000%, 03/01/2025		960	1,510
5.000%, 09/01/2040		755	1,174
4.750%, 05/01/2017		1,780	2,709
4.750%, 09/01/2021		3,250	5,087
4.750%, 09/01/2044		355	529
4.500%, 03/01/2019		675	1,045
4.500%, 02/01/2020		570	883
4.500%, 05/01/2023		210	320
4.500%, 03/01/2024		3,000	4,560
3.500%, 11/01/2017		4,440	6,553
3.500%, 06/01/2018		300	443
2.250%, 04/22/2017		1,106	1,571
TeamSystem Holding
7.375%, 05/15/2020		220	323

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Telecom Italia MTN
4.500%, 01/25/2021	400	$567
Unione di Banche Italiane MTN
4.500%, 02/22/2016	200	294

		36,804

Japan — 17.9%
Government of Japan 5 Year Bond
0.300%, 03/20/2017	443,900	4,334
0.300%, 09/20/2018	364,850	3,562
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017	850,000	8,273
Government of Japan 5 Year Bond, Ser 109
0.100%, 03/20/2018	37,900	367
Government of Japan 10 Year Bond
0.800%, 09/20/2023	104,000	1,028
0.600%, 12/20/2023	265,600	2,573
0.600%, 03/20/2024	48,350	467
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/2018	254,550	2,600
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	759,550	7,864
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019	489,100	5,049
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	1,151,000	11,870
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	750,000	7,752
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/2021	240,550	2,454
Government of Japan 20 Year Bond
1.700%, 06/20/2033	102,050	1,032
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	40,650	458
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	325,000	3,612
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	55,000	586
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	34,850	356
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	412,450	4,117

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		63,050	$619
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		257,000	2,793
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		506,400	5,655
Government of Japan 30 Year Bond
1.800%, 03/20/2043		109,500	1,087
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		322,500	3,539
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		267,000	2,771
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	324
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		15,000	156
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		40,400	410
Japan Finance Organization for Municipalities
4.500%, 05/27/2014	EUR	450	623
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024	USD	306	308
ORIX
4.710%, 04/27/2015	USD	135	141

			86,780

Malaysia — 0.5%
Bank Negara Malaysia Monetary Notes
2.841%, 05/27/2014 (E)		1,275	389
2.756%, 09/09/2014 (E)		3,860	1,167
Malaysia Government Bond
5.734%, 07/30/2019		900	301
3.418%, 08/15/2022		445	130
Petronas Capital
5.250%, 08/12/2019	USD	410	461

			2,448

Mexico — 0.6%
Grupo KUO De
6.250%, 12/04/2022 (A)	USD	300	306

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Mexican Bonos
8.000%, 06/11/2020		12,606	$1,089
7.750%, 11/13/2042		9,100	746
7.000%, 06/19/2014		5,537	427
Petroleos Mexicanos
3.500%, 01/30/2023		425	400

			2,968

Netherlands — 4.2%
ABN AMRO Bank MTN
6.375%, 04/27/2021		245	402
3.750%, 07/15/2014		750	1,044
Achmea BV MTN
2.500%, 11/19/2020		400	559
Achmea Hypotheekbank MTN
2.750%, 02/18/2021		150	210
2.375%, 02/08/2016		275	388
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	384
ASML Holding
3.375%, 09/19/2023		450	647
Coco-Cola HBC Finance
2.375%, 06/18/2020		350	491
Heineken MTN
2.125%, 08/04/2020		300	420
ING Bank
6.125%, 05/29/2023 (C)		145	226
5.800%, 09/25/2023 (A)	USD	375	400
3.625%, 02/25/2026 (C)		180	250
3.375%, 03/23/2017		125	186
Kingdom of Netherlands
4.000%, 07/15/2016		630	943
4.000%, 07/15/2018		185	291
4.000%, 01/15/2037		300	520
2.500%, 01/15/2033		365	506
2.250%, 07/15/2022		1,255	1,823
1.750%, 07/15/2023		4,250	5,860
1.750%, 07/15/2023		655	903
1.250%, 01/15/2018		345	488
1.250%, 01/15/2019		475	668
Koninklijke KPN
3.250%, 02/01/2021		200	288
Petrobras Global Finance BV
4.750%, 01/14/2025		310	430
Robert Bosch Investment Nederland MTN
2.979%, 05/27/2033		200	276
Shell International Finance
2.250%, 01/06/2023	USD	825	763
TenneT Holding
2.125%, 11/01/2020		350	491
UPCB Finance
7.625%, 01/15/2020		250	370

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Wuerth Finance International MTN
1.750%, 05/21/2020		150	$208

			20,435

New Zealand — 0.9%
BNZ International Funding MTN
1.250%, 05/23/2018	EUR	156	214
Government of New Zealand
5.500%, 04/15/2023		320	296
5.000%, 03/15/2019		435	391
2.000%, 09/20/2025		4,157	3,432

			4,333

Norway — 0.5%
DnB Bank MTN
4.750%, 03/08/2022 (C)	EUR	120	179
3.000%, 09/26/2023 (C)	EUR	170	243
Eksportfinans
2.375%, 05/25/2016	USD	200	198
2.000%, 09/15/2015	USD	20	20
Government of Norway
4.500%, 05/22/2019		1,150	214
2.000%, 05/24/2023		645	101
Kommunalbanken MTN
1.000%, 03/15/2018 (A)	USD	800	781
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	245
Yara International
7.875%, 06/11/2019 (A)	USD	185	225

			2,206

Peru — 0.0%
Minsur
6.250%, 02/07/2024	USD	230	242

Poland — 0.5%
Republic of Poland
5.125%, 04/21/2021	USD	135	149
4.000%, 10/25/2023		300	98
2.500%, 07/25/2018		1,945	617
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	530
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,278
Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	100	159

			2,831

Portugal — 0.1%
Caixa Geral de Depositos MTN
3.000%, 01/15/2019		300	428

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Qatar — 0.1%
State of Qatar
4.500%, 01/20/2022 (A)	USD	390	$424

Russia — 0.3%
Gazprom OAO Via Gaz Capital MTN
3.600%, 02/26/2021	EUR	900	1,219
Severstal OAO Via Steel Capital MTN
4.450%, 03/19/2018 (A)	USD	320	311

			1,530

Singapore — 0.2%
Government of Singapore
4.000%, 09/01/2018		495	440
3.125%, 09/01/2022		275	230
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	USD	495	456

			1,126

South Africa — 0.3%
Gold Fields Orogen Holding
4.875%, 10/07/2020	USD	400	346
Republic of South Africa
10.500%, 12/21/2026		2,500	276
8.250%, 09/15/2017		6,600	640

			1,262

South Korea — 0.6%
Korea National Oil
3.125%, 04/03/2017 (A)	USD	540	563
Korea Treasury Bond
4.250%, 06/10/2021		1,009,870	1,001
4.000%, 12/10/2031		350,000	341
3.500%, 09/10/2016		973,960	928

			2,833

Spain — 4.2%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022		200	285
Ayt Cedulas Cajas X Fondo de Titulizacion
0.383%, 06/30/2015 (C)		200	273
Banco de Sabadell
3.375%, 01/23/2018		100	147
Banco Popular Espanol
4.000%, 10/18/2016		100	147
3.750%, 01/22/2019		100	148
Bankia
4.000%, 02/03/2025		300	440

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	$687
Fondo de Amortizaciondel Deficit Electrico
4.125%, 03/17/2017		200	298
2.250%, 12/17/2016		700	992
Government of Spain
6.000%, 01/31/2029		465	803
5.850%, 01/31/2022		110	184
5.500%, 07/30/2017		315	493
5.500%, 04/30/2021		1,980	3,242
4.850%, 10/31/2020		1,740	2,751
4.700%, 07/30/2041		230	345
4.500%, 01/31/2018		2,680	4,105
4.100%, 07/30/2018		150	228
4.000%, 04/30/2020		100	152
3.800%, 04/30/2024		1,000	1,444
3.300%, 10/31/2014		475	665
3.150%, 01/31/2016		600	863
Santander Consumer Finance
3.875%, 03/23/2016		200	291
Santander International Debt MTN
4.625%, 03/21/2016		700	1,029
Telefonica Emisiones MTN
5.597%, 03/12/2020	GBP	100	182

			20,194

Supra-National — 1.4%
European Financial Stability Facility
1.625%, 07/17/2020		1,700	2,380
European Investment Bank MTN
4.250%, 04/15/2019		740	1,185
2.750%, 09/15/2021		1,000	1,497
1.375%, 09/15/2021		575	784
European Stability Mechanism MTN
1.375%, 03/04/2021		850	1,169

			7,015

Sweden — 2.1%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	211
Kingdom of Sweden, Ser 1050
3.000%, 07/12/2016		4,000	647
Kingdom of Sweden, Ser 1051
3.750%, 08/12/2017		4,870	817
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		21,035	3,679

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	25

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		5,835	$1,004
Kingdom of Sweden, Ser 3105
3.500%, 12/01/2015		4,183	690
Nordea Bank MTN
4.500%, 03/26/2020	EUR	225	350
4.000%, 03/29/2021	EUR	255	386
Skandinaviska Enskilda Banken MTN
4.000%, 09/12/2022 (C)	EUR	190	281
1.875%, 11/14/2019	EUR	175	244
1.375%, 05/29/2018 (A)	USD	300	294
Svenska Handelsbanken
2.656%, 01/15/2024 (C)	EUR	651	913
Swedbank Hypotek
1.125%, 05/07/2020	EUR	100	137
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	USD	465	475

			10,128

Switzerland — 0.8%
Credit Suisse MTN
5.750%, 09/18/2025 (C)	EUR	250	376
4.750%, 08/05/2019	EUR	400	639
Government of Switzerland
2.000%, 04/28/2021		1,070	1,336
1.500%, 04/30/2042		120	136
UBS MTN
6.625%, 04/11/2018	GBP	150	292
6.375%, 07/20/2016	GBP	160	295
4.750%, 02/12/2026 (C)	EUR	500	707
4.280%, 04/29/2049 (C)	EUR	200	280

			4,061

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021	THB	16,020	497

Turkey — 0.1%
Akbank
3.875%, 10/24/2017 (A)	USD	380	376
Republic of Turkey
7.500%, 11/07/2019	USD	275	315
Turkey Government International Bond
5.500%, 02/16/2017	EUR	50	75

			766

United Arab Emirates — 0.2%
Abu Dhabi National Energy
3.625%, 01/12/2023 (A)	USD	400	392

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	$208
5.875%, 03/14/2021	EUR	125	211

			811

United Kingdom —14.5%
AA Bond
4.720%, 07/02/2043		500	872
Abbey National Treasury Services MTN
5.500%, 06/18/2014		775	1,304
5.250%, 02/16/2029		450	864
5.125%, 04/14/2021		300	565
4.250%, 04/12/2021	EUR	350	569
3.625%, 09/08/2016	EUR	300	444
3.375%, 06/08/2015	EUR	500	713
2.000%, 01/14/2019	EUR	400	558
1.750%, 01/15/2018	EUR	525	733
Aviva MTN
6.875%, 05/22/2038 (C)	EUR	195	310
6.125%, 07/05/2043 (C)	EUR	225	356
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	492
4.625%, 06/08/2017	EUR	275	426
Barclays Bank MTN
6.750%, 01/16/2023 (C)		350	642
6.625%, 03/30/2022	EUR	200	335
4.250%, 01/12/2022		250	448
Barclays Bank, Ser E MTN
6.000%, 01/23/2018	EUR	150	236
BAT International Finance MTN
7.250%, 03/12/2024		250	531
5.375%, 06/29/2017	EUR	425	666
Bishopsgate Asset Finance
4.808%, 08/14/2044		186	286
BP Capital Markets MTN
3.830%, 10/06/2017	EUR	350	528
2.994%, 02/18/2019	EUR	162	239
2.972%, 02/27/2026	EUR	300	417
2.500%, 11/06/2022	USD	400	373
2.177%, 09/28/2021	EUR	545	753
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	156
British Telecommunications MTN
6.375%, 06/23/2037		120	242
5.750%, 12/07/2028		111	209
Channel Link Enterprises Finance
3.643%, 06/30/2050 (C)	EUR	700	943
Coventry Building Society MTN
4.625%, 04/19/2018		230	419

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Direct Line Insurance Group
9.250%, 04/27/2042 (C)		100	$211
Eastern Power Networks MTN
6.250%, 11/12/2036		160	323
ENW Finance MTN
6.125%, 07/21/2021		350	678
Eversholt Funding MTN
5.831%, 12/02/2020		100	189
Experian Finance MTN
4.750%, 02/04/2020	EUR	425	678
FCE Bank MTN
5.125%, 11/16/2015		200	352
4.825%, 02/15/2017		200	357
1.875%, 05/12/2016	EUR	250	350
1.625%, 09/09/2016	EUR	100	139
First Hydro Finance
9.000%, 07/31/2021		220	480
Gatwick Funding MTN
5.750%, 01/23/2037		250	467
Great Rolling Stock MTN
6.250%, 07/27/2020		300	575
Heathrow Funding MTN
7.125%, 02/14/2024		150	299
HJ Heinz Finance UK
6.250%, 02/18/2030		115	194
HSBC Bank MTN
4.750%, 09/29/2020 (C)		225	386
4.125%, 08/12/2020	USD	375	397
HSBC Holdings MTN
6.500%, 05/20/2024		250	509
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	575	901
7.750%, 06/24/2019		600	1,216
7.250%, 09/15/2014	EUR	150	213
3.375%, 02/26/2026	EUR	400	556
2.250%, 02/26/2021	EUR	400	549
Intu SGS Finance MTN
3.875%, 03/17/2023 (D)		250	410
Lloyds TSB Bank MTN
6.500%, 03/24/2020	EUR	275	454
4.625%, 02/02/2017	EUR	420	638
Mondi Finance MTN
3.375%, 09/28/2020	EUR	400	581
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	451
National Westminster Bank
6.500%, 09/07/2021		220	400
Nationwide Building Society
4.625%, 02/08/2021	EUR	550	918
4.125%, 03/20/2023 (C)	EUR	1,200	1,744
3.125%, 10/13/2016	EUR	175	257
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	660

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Northern Rock
5.625%, 06/22/2017 (A)	USD	1,750	$1,958
Northumbrian Water Finance
6.875%, 02/06/2023		190	385
6.000%, 10/11/2017		500	940
RL Finance Bonds No. 2
6.125%, 11/30/2043 (C)		100	168
Rolls-Royce
6.750%, 04/30/2019		100	198
Royal Bank of Scotland
9.500%, 03/16/2022 (C)	USD	200	234
6.934%, 04/09/2018	EUR	300	472
5.500%, 03/23/2020	EUR	200	325
5.125%, 01/13/2024		400	756
Severn Trent Utilities Finance
6.125%, 02/26/2024		195	382
Southern Gas Networks MTN
4.875%, 10/05/2023		215	384
Standard Chartered MTN
4.000%, 07/12/2022 (C)	USD	390	397
Standard Life MTN
5.500%, 12/04/2042 (C)		250	435
5.314%, 01/06/2049 (C)	EUR	230	322
Tesco MTN
6.125%, 02/24/2022		300	569
United Kingdom Gilt
4.500%, 12/07/2042		1,900	3,757
4.250%, 06/07/2032		180	339
4.250%, 12/07/2055		280	548
3.250%, 01/22/2044		390	618
2.250%, 09/07/2023		980	1,567
1.750%, 07/22/2019		400	560
1.750%, 09/07/2022		1,135	1,772
1.250%, 07/22/2018		735	1,203
1.000%, 09/07/2017		575	947
United Kingdom Treasury
4.750%, 12/07/2030		1,240	2,469
4.250%, 03/07/2036		875	1,644
4.250%, 09/07/2039		720	1,359
4.000%, 03/07/2022		3,900	7,227
2.000%, 01/22/2016		533	909
1.750%, 01/22/2017		1,670	2,833
Voyage Care Bondco
6.500%, 08/01/2018		150	261
Wales & West Utilities Finance MTN
6.750%, 12/17/2036 (C)		200	381
Western Power Distribution South West
5.750%, 03/23/2040		200	381
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	377
WPP Finance MTN
3.000%, 11/20/2023	EUR	123	175

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	27

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Yorkshire Power Finance
7.250%, 08/04/2028		208	$434
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	207

			70,054

United States — 6.0%
21st Century Fox America
4.500%, 02/15/2021		75	81
4.000%, 10/01/2023		59	60
3.000%, 09/15/2022		111	107
AbbVie
4.400%, 11/06/2042		90	88
2.900%, 11/06/2022		255	245
1.750%, 11/06/2017		49	49
Aetna
2.750%, 11/15/2022		165	155
Altria Group
4.750%, 05/05/2021		180	196
4.250%, 08/09/2042		265	235
American Equity Investment Life Holding
6.625%, 07/15/2021		144	154
American International Group
8.175%, 05/15/2058 (C)		240	315
5.850%, 01/16/2018		245	280
American Tower
3.400%, 02/15/2019 (D)		390	400
AT&T
5.875%, 04/28/2017	GBP	200	370
4.875%, 06/01/2044	GBP	230	374
Bank of America MTN
1.875%, 01/10/2019		280	390
Barrick North America Finance
4.400%, 05/30/2021		189	190
Bristol-Myers Squibb
2.000%, 08/01/2022		670	609
Chevron
2.355%, 12/05/2022		810	761
Citigroup
5.000%, 08/02/2019	EUR	230	369
4.450%, 01/10/2017		250	270
Denbury Resources
4.625%, 07/15/2023		78	73
Discovery Communications
2.375%, 03/07/2022		350	480
DISH DBS
5.000%, 03/15/2023		150	151
Dollar General
3.250%, 04/15/2023		400	378
Dover MTN
2.125%, 12/01/2020		250	348

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

General Electric
2.700%, 10/09/2022		320	$310
General Electric Capital MTN
5.500%, 01/08/2020		305	351
5.300%, 02/11/2021		205	231
4.625%, 01/07/2021		750	826
Glencore Funding
4.125%, 05/30/2023 (A)		250	239
Goldman Sachs Group MTN
4.250%, 01/29/2026		190	318
2.625%, 08/19/2020	EUR	350	494
Intelsat Jackson Holdings
5.500%, 08/01/2023 (A)		240	235
International Business Machines MTN
1.375%, 11/19/2019	EUR	250	344
John Deere Bank MTN
1.500%, 07/16/2018		250	349
JPMorgan Chase Bank
0.997%, 05/31/2017 (C)	EUR	1,250	1,704
JPMorgan Chase MTN
0.682%, 10/12/2015 (C)	EUR	350	479
Kroger
3.400%, 04/15/2022		33	33
Macy’s Retail Holdings
3.875%, 01/15/2022		164	169
MCE Finance
5.000%, 02/15/2021 (A)		250	250
Merrill Lynch MTN
0.854%, 09/14/2018 (C)	EUR	375	496
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	305
Mondelez International
2.375%, 01/26/2021		400	557
1.125%, 01/26/2017		650	897
Morgan Stanley MTN
5.375%, 08/10/2020	EUR	150	245
3.750%, 09/21/2017	EUR	350	521
2.375%, 03/31/2021		1,250	1,723
Motorola Solutions
3.500%, 03/01/2023		178	170
Nissan Motor Acceptance
2.350%, 03/04/2019 (A)		540	535
Nabors Industries
5.100%, 09/15/2023 (A)		280	290
Noble Holding International
4.900%, 08/01/2020		25	27
Offshore Group Investment
7.125%, 04/01/2023		218	222
Owens Corning
6.500%, 12/01/2016		145	160
Philip Morris International MTN
2.900%, 11/15/2021		325	321

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) Thousands)	Market Value ($ Thousands)

2.875%, 05/30/2024	EUR	100	$142
2.875%, 03/03/2026		435	598
2.125%, 05/30/2019	EUR	100	142
PNC Funding
5.125%, 02/08/2020		300	338
3.300%, 03/08/2022		150	151
Principal Financial Group
1.850%, 11/15/2017		175	176
Procter & Gamble
2.000%, 11/05/2021		150	209
Prologis
3.375%, 02/20/2024		300	423
3.000%, 01/18/2022		450	634
Prologis International Funding II MTN
2.875%, 04/04/2022 (B)		220	302
Prudential Financial
5.625%, 06/15/2043 (C)		545	556
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (C)	GBP	153	267
Regency Energy Partners
4.500%, 11/01/2023		72	67
Republic Services
4.750%, 05/15/2023		155	165
Reynolds American
3.250%, 11/01/2022		361	340
Ryder System MTN
5.850%, 11/01/2016		116	129
Simon Property Group
2.375%, 10/02/2020 (B) (D)	EUR	400	564
Sirius XM Radio
4.625%, 05/15/2023 (A)		254	239
Societe Generale
5.922%, 04/05/2017 (A) (C)		180	191
Sprint
7.875%, 09/15/2023 (A)		187	206
Sun Merger Sub
5.875%, 08/01/2021 (A)		153	159
Time Warner Cable
5.750%, 06/02/2031		250	448
5.250%, 07/15/2042		400	668
T-Mobile USA
6.625%, 04/01/2023		230	244
Transocean
2.500%, 10/15/2017		173	174
UBS MTN
5.875%, 12/20/2017	USD	247	283
United Technologies
1.800%, 06/01/2017		201	204
UnitedHealth Group
2.750%, 02/15/2023		120	113
Verizon Communications
6.550%, 09/15/2043		200	243

Description	Face Amount (1) Thousands)	Market Value ($ Thousands)

Viacom
3.875%, 04/01/2024	148	$148
WellPoint
4.650%, 01/15/2043	110	107
2.300%, 07/15/2018	150	150
Wells Fargo MTN
4.600%, 04/01/2021	75	83
3.500%, 03/08/2022	235	240
Williams Partners
5.250%, 03/15/2020	89	98
Windstream
7.500%, 04/01/2023	255	268

		29,398

Total Global Bonds (Cost $445,535) ($ Thousands)		454,792

MORTGAGE-BACKED SECURITIES — 2.2%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC, Ser K501, Cl X1A, IO
1.741%, 08/25/2016 (C) (F)	317	9

Non-Agency Mortgage-Backed Obligation — 2.2%
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (A)	100	96
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.205%, 09/25/2034 (A) (C)	103	101
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (C)	175	184
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	48	50
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	25	26
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.138%, 10/12/2042 (C)	40	42
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.577%, 04/12/2038 (C)	124	133
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	223	243
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.716%, 06/11/2040 (C)	241	269
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (C)	110	123
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/2045 (C)	66	73

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	29

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (C)	112	$126
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.784%, 03/15/2049 (C)	155	168
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.136%, 12/10/2049 (C)	570	641
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A4
4.371%, 09/10/2046 (C)	115	122
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.614%, 05/25/2035 (A) (C)	644	620
COMM Mortgage Trust, Ser 2006- C7, Cl A4
5.768%, 06/10/2046 (C)	129	140
COMM Mortgage Trust, Ser 2013- CCRE9, Cl A4
4.237%, 07/10/2045 (C)	35	37
COMM Mortgage Trust, Ser 2013- CR7, Cl A4
3.213%, 03/10/2046	90	88
COMM Mortgage Trust, Ser 2013- CR8, Cl A4
3.334%, 06/10/2046	130	128
COMM Mortgage Trust, Ser 2013- CR9, Cl A3
4.022%, 07/10/2045	50	52
COMM Mortgage Trust, Ser 2014- CCRE14, Cl A3
3.955%, 02/10/2047	70	72
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.009%, 12/10/2049 (C)	170	188
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFX
4.877%, 04/15/2037	85	86
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	50	53
Eddystone Finance, Ser 2006-1, Cl A2
1.045%, 04/19/2021 (C) (F)	133	219
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.154%, 10/25/2023 (A) (C)	141	144
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
1.754%, 01/25/2024(A) (C)	359	362

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Fosse Master Issuer, Ser 2011-1X, Cl A3
1.920%, 10/18/2054(A) (C)		202	$337
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.309%, 11/10/2045 (C)		55	58
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (C)		101	105
Goldman Sachs Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.866%, 04/10/2047 (B)		80	73
Granite Master Issuer, Ser 2005-1, Cl A5
0.414%, 12/20/2054 (A) (C) (F)	EUR	121	165
Granite Master Issuer, Ser 2006-2, Cl A5
0.434%, 12/20/2054 (A) (C) (F)	EUR	238	325
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.820%, 07/10/2038 (C)		143	155
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049		165	184
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039		370	398
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/2032 (A)		50	56
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045		60	61
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045		125	119
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
4.853%, 01/25/2035 (A) (C)		193	194
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB13, Cl A4
5.244%, 01/12/2043 (C)		85	90
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl A4
5.399%, 05/15/2045		79	86

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A4
5.698%, 02/12/2049 (C)	145	$161
JPMorgan Chase Commercial Mortgage Securities, Ser 2008- C2, Cl A4FL
1.655%, 02/12/2051 (C)	220	212
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- C8, Cl A3
2.829%, 10/15/2045	90	86
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- C8, Cl E
4.668%, 10/15/2045 (A) (C)	100	94
JPMorgan Chase Commercial Mortgage Securities, Ser 2013- C16, Cl D
5.009%, 12/15/2046 (A) (C)	100	92
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.855%, 12/25/2034 (A) (C)	129	130
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/2030	31	32
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	87	95
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (C)	179	191
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (C)	64	73
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.157%, 04/15/2041 (C)	51	58
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (C)	125	131
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.282%, 11/12/2037 (C)	112	118
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (C)	88	94
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	114	123
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	166	171

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (C)	175	$185
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (C)	65	72
Morgan Stanley Capital I, Ser 2006-IQ16, Cl A4
5.809%, 12/12/2049	75	84
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.806%, 08/15/2045 (A) (C)	88	97
Silverstone Master Issuer, Ser 2009-1, Cl A2
1.970%, 01/21/2055 (A) (C)	300	504
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl D
4.095%, 03/10/2046 (A) (C)	35	31
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	220	214
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	67
VNO Mortgage Trust, Ser 2012- 6AVE, Cl A
2.996%, 11/15/2030 (A)	105	101
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (C)	26	28
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.779%, 10/15/2045 (A) (C)	10	9
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A) (C)	175	193
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A4
3.198%, 03/15/2048	60	59
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	70	72

		10,569

Total Mortgage-Backed Securities (Cost $10,554) ($ Thousands)		10,578

CORPORATE OBLIGATIONS — 1.2%

United States — 1.2%
Anadarko Petroleum
6.375%, 09/15/2017	330	378
Bank of America MTN
5.000%, 05/13/2021	175	193

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	31

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

CMS Energy
5.050%, 03/15/2022	140	$156
CNA Financial
7.250%, 11/15/2023	110	135
6.500%, 08/15/2016	40	45
Duke Realty
6.750%, 03/15/2020 (D)	140	163
Enterprise Products Operating
5.950%, 02/01/2041	100	114
General Electric Capital MTN
5.550%, 05/04/2020	45	52
2.375%, 06/30/2015	150	153
Humana
7.200%, 06/15/2018	280	333
Kinder Morgan Energy Partners
6.850%, 02/15/2020	104	122
3.500%, 09/01/2023	171	161
2.650%, 02/01/2019	86	86
Lincoln National
8.750%, 07/01/2019	128	165
McGraw Hill Financial
5.900%, 11/15/2017	325	360
Morgan Stanley
3.450%, 11/02/2015	125	130
Motorola Solutions
7.500%, 05/15/2025	85	103
Noble Energy
8.250%, 03/01/2019	250	311
PNC Bank
2.700%, 11/01/2022	445	418
Prudential Financial MTN
6.100%, 06/15/2017	125	142
Ryder System MTN
7.200%, 09/01/2015	108	117
SLM MTN
5.500%, 01/15/2019	433	458
Smithfield Foods
6.625%, 08/15/2022	44	48
Time Warner
4.875%, 03/15/2020	150	165
Time Warner Cable
7.500%, 04/01/2014	385	385
Total System Services
2.375%, 06/01/2018	236	233
Union Electric
6.700%, 02/01/2019	45	54
Viacom
6.125%, 10/05/2017	325	373
Williams Partners
4.000%, 11/15/2021	150	153

Total Corporate Obligations (Cost $5,357) ($ Thousands)		5,706

ASSET-BACKED SECURITIES — 0.3%
Automotive — 0.2%
Bavarian Sky, Ser 2013-GER1, Cl A
0.474%, 06/20/2020 (C)	524	722

Description		Face Amount (2) (Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 0.1%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017		242	$340

Total Asset-Backed Securities (Cost $994) ($ Thousands)			1,062

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes
2.000%, 02/15/2022		760	735
U.S. Treasury Bonds
3.125%, 02/15/2043		180	165

Total U.S. Treasury Obligations (Cost $972) ($ Thousands)			900

TIME DEPOSITS — 0.8%
Brown Brothers Harriman
4.350%, 04/01/2014	ZAR	1	—
1.950%, 04/01/2014	NZD	83	72
1.929%, 04/01/2014	AUD	168	156
0.550%, 04/01/2014	NOK	136	23
0.278%, 04/01/2014	CAD	110	99
0.100%, 04/01/2014	SEK	101	16
0.076%, 04/01/2014	EUR	436	600
0.048%, 04/01/2014	GBP	16	27
0.030%, 04/01/2014		2,999	2,999
0.005%, 04/01/2014	SGD	1	—
0.005%, 04/01/2014	HKD	2	—
0.005%, 04/01/2014	JPY	9,349	91
0.001%, 04/01/2014	CHF	—	—
(0.100)%, 04/01/2014	DKK	12	2

Total Time Deposits (Cost $4,085) ($ Thousands)			4,085

Total Investments — 98.6% (Cost $467,497) ($ Thousands)			$477,123

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	2	Jun-2014	$—
Australian 10-Year Bond	3	Jun-2014	2
Australian 3-Year Bond	40	Jun-2014	(5)
Canadian 10-Year Bond	(2)	Jun-2014	(1)
Canadian 10-Year Bond	23	Jun-2014	9
Euro-Bobl	(59)	Jun-2014	(27)
Euro-BTP	12	Jun-2014	11
Euro-Bund	24	Jun-2014	14
Euro-Buxl 30 Year Bond	22	Jun-2014	29
Euro-OAT	11	Jun-2014	17
Euro-Schatz	40	Jun-2014	(6)
Japanese 10-Year Bond	4	Jun-2014	(6)
Long Gilt 10-Year Bond	48	Jun-2014	31
U.S. 10-Year Treasury Note	(280)	Jun-2014	105
U.S. 2-Year Treasury Note	(65)	Jun-2014	17
U.S. 5-Year Treasury Note	14	Jun-2014	(11)
U.S. 5-Year Treasury Note	(43)	Jun-2014	(2)
U.S. Long Treasury Bond	(29)	Jun-2014	(32)
U.S. Ultra Long Treasury Bond	(5)	Jun-2014	(14)

			$131

For the six months ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
04/02/2014-05/05/2014	BRL	7,215	USD	3,036	$(148)
04/02/2014-05/05/2014	USD	2,313	BRL	5,415	80
04/03/2014	USD	4,426	DKK	23,974	—
04/03/2014	USD	530	SEK	3,434	—
04/03/2014-04/30/2014	PLN	15,821	USD	5,211	(23)
04/03/2014-04/30/2014	USD	3,558	AUD	3,849	8
04/03/2014-04/30/2014	USD	4,917	CAD	5,439	10
04/03/2014-04/30/2014	USD	108,999	EUR	79,065	(30)
04/03/2014-04/30/2014	USD	25,896	GBP	15,535	2
04/03/2014-04/30/2014	USD	35,226	JPY	3,626,593	(10)
04/03/2014-04/30/2014	USD	3,758	NZD	4,332	(1)
04/03/2014-05/07/2014	AUD	20,583	USD	18,507	(544)
04/03/2014-05/07/2014	CAD	27,536	USD	24,776	(163)
04/03/2014-05/07/2014	DKK	51,573	USD	9,540	18
04/03/2014-05/07/2014	EUR	236,538	USD	326,576	604
04/03/2014-05/07/2014	JPY	12,707,678	USD	124,003	587
04/03/2014-05/07/2014	SEK	63,445	USD	9,873	89
04/03/2014-05/08/2014	GBP	49,762	USD	82,860	(76)
04/03/2014-05/08/2014	NZD	8,933	USD	7,607	(131)
04/11/2014	IDR	4,613,397	USD	402	(3)
04/11/2014-06/11/2014	USD	782	IDR	9,226,795	24
04/21/2014	USD	769	PEI	2,170	1
04/30/2014	CHF	2,428	USD	2,774	24
04/30/2014	CZK	8,436	USD	427	3
04/30/2014	ILS	777	USD	224	2
04/30/2014	KRW	3,111,655	USD	2,887	(37)
04/30/2014	MYR	1,470	USD	445	(5)
04/30/2014	NOK	1,884	USD	311	(4)
04/30/2014	SGD	1,746	USD	1,379	(10)
04/30/2014	THB	16,305	USD	506	4
04/30/2014	USD	120	MXN	1,572	1
04/30/2014	USD	80	NOK	480	—
04/30/2014	USD	160	ZAR	1,710	1
04/30/2014	ZAR	12,546	USD	1,159	(29)
04/30/2014-06/24/2014	MXN	37,192	USD	2,811	(31)

					$213

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	(198)	196	$(2)
Barclays PLC	(18,092)	17,960	(132)
BNP Paribas	(14,858)	14,783	(75)
Brown Brothers Harriman	(182,199)	182,541	342
Citigroup	(404,294)	404,720	426
Commonwealth Associates	(26,880)	27,019	139
Credit Suisse First Boston	(156)	155	(1)
Deutsche Bank	(28,604)	28,575	(29)
Goldman Sachs	(1,596)	1,614	18
HSBC	(8,042)	8,042	—
JPMorgan Chase Bank	(31,115)	31,123	8
National Australia Bank	(4,261)	4,145	(116)
RBC	(24,893)	24,759	(134)
Royal Bank of Scotland	(28,459)	28,634	175
Standard Bank	(449)	444	(5)
State Street	(15,558)	15,539	(19)
UBS	(11,431)	11,069	(362)
Westpac Banking	(15,640)	15,620	(20)

			$213

For the six months ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

A list of the open OTC swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	2.83%	3 Month USD LIBOR	08/08/2023	USD	6,000	$(60)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/2019	GBP	2,500	(405)

						$(465)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citibank	3.34%	6-Month GBP LIBOR	01/17/2044	GBP	1,000	$(19)
JPMorgan Chase Bank	6-Month EURIBOR	1.56%	11/28/2033	EUR	600,000	(33)
JPMorgan Chase Bank	1.90%	6-Month EUR EURIBOR	03/24/2024	EUR	2,200	(33)
JPMorgan Chase Bank	2.87%	6-Month GBP LIBOR	02/14/2024	GBP	250	(3)
JPMorgan Chase Bank	1.49%	6-Month EUR EURIBOR	11/21/2023	EUR	5,500	(190)
JPMorgan Chase Bank	1.49%	6-Month EUR EURIBOR	09/12/2018	EUR	7,000	(268)

						$(546)

For the six months ended March 31, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	33

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2014

Percentages are based on a Net Assets of $484,058 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(2)	In U.S. Dollar unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security is when-issued.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014.

(D)	Real Estate Investment Trust.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Securities considered illiquid. The total market value of such securities as of March 31, 2014 was $718 ($ Thousands) and represented 0.15% of Net Assets.

(G)	Security, or portion thereof, has been pledged as collateral on open swap agreements.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HKD — Hong Kong Dollar

IDR — Indonesia Rupian

ILS — Israeli Shekel

IO — Interest Only

JGB — Japanese Government Bond

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEI — Peruvian Inca

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR— South African Rand

The following is a summary of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$454,792	$—	$454,792
Mortgage-Backed Securities	—	10,578	—	10,578
Corporate Obligations	—	5,706	—	5,706
Asset-Backed Securities	—	1,062	—	1,062
U.S. Treasury Obligations	—	900	—	900
Time Deposits	—	4,085	—	4,085

Total Investments in Securities	$—	$477,123	$—	$477,123

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$235	$—	$—	$235
Unrealized Depreciation	(104)	—	—	(104)
Forwards Contracts* Unrealized Appreciation	—	1,458	—	1,458
Unrealized Depreciation	—	(1,245)	—	(1,245)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(465)	—	(465)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(546)	—	(546)

Total Other Financial Instruments	$131	$(798)	$—	$(667)

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

For the six months ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 92.8%

Argentina — 0.7%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A) (B)	2,350	$2,338
Republic of Argentina
7.000%, 10/03/2015	1,125	1,095
7.000%, 04/17/2017	4,200	3,885
2.500%, 03/31/2019 (C)	4,072	1,710

		9,028

Armenia — 0.1%
Republic of Armenia
6.000%, 09/30/2020	1,500	1,553

Azerbaijan — 0.4%
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (B)	2,547	2,571
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017	1,312	1,381
4.750%, 03/13/2023	1,356	1,293

		5,245

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (B)	1,213	1,249

Belarus — 0.4%
Republic of Belarus
8.950%, 01/26/2018	3,260	3,342
8.750%, 08/03/2015	1,130	1,144

		4,486

Belize — 0.2%
Belize Government International Bond
5.000%, 08/20/2017 (C)	3,250	2,263

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		1,680	$1,714
4.138%, 01/03/2023 (B)		820	804

			2,518

Bolivia — 0.3%
Government of Bolivia
5.950%, 08/22/2023		3,135	3,276
4.875%, 10/29/2022 (B)		250	248

			3,524

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (A) (D)	DEM	1,200	685

Brazil — 9.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	746
5.750%, 09/26/2023		280	293
5.500%, 07/12/2020 (B)		400	428
BR Malls International Finance
8.500%, 12/31/2049 (B)		33	34
Brazil Letras do Tesouro Nacional (E)
10.821%, 01/01/2015	BRL	7,890	3,223
10.789%, 01/01/2016	BRL	33,605	12,175
10.345%, 01/01/2017	BRL	54,969	17,613
9.453%, 01/01/2018	BRL	21,700	6,133
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		2,344	2,379
5.477%, 07/24/2023		351	355
Brazil Notas do Tesouro Nacional, Ser B
10.442%, 08/15/2020	BRL	4,385	4,618
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	26,484	11,111
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018	BRL	8,530	3,508
10.000%, 01/01/2021	BRL	7,513	2,951
10.000%, 01/01/2023	BRL	16,170	6,187
Caixa Economica Federal
4.500%, 10/03/2018		250	254
Cosan
5.000%, 03/14/2023 (B)		300	282
ESAL GmbH
6.250%, 02/05/2023 (B)		350	331
Federal Republic of Brazil
10.125%, 05/15/2027		850	1,288

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	35

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

10.125%, 05/15/2027		2,292	$3,472
8.875%, 04/15/2024		400	538
8.250%, 01/20/2034		4,767	6,316
7.125%, 01/20/2037		8,634	10,350
5.875%, 01/15/2019		369	415
4.875%, 01/22/2021		1,909	2,029
4.250%, 01/07/2025		6,696	6,478
2.625%, 01/05/2023 (F)		9,822	8,692
Itau Unibanco Holding
5.650%, 03/19/2022 (B)		300	302
JBS Finance II
8.250%, 01/29/2018		370	396
8.250%, 01/29/2018 (B)		350	374
Marfrig Overseas
9.500%, 05/04/2020 (B)		835	838
Minerva Luxembourg
12.250%, 02/10/2022 (B)		650	725
7.750%, 01/31/2023		300	307
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021		113	117
6.350%, 06/30/2021 (B)		18	19
Odebrecht Finance
5.125%, 06/26/2022 (B)		350	349
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (B)		195	202
Samarco Mineracao
4.125%, 11/01/2022 (B)		238	219
Schahin II Finance
5.875%, 09/25/2022 (B)		84	81

			116,128

Chile — 1.3%
Banco del Estado de Chile
4.125%,10/07/2020		30	31
3.875%, 02/08/2022 (B)		230	227
BancoEstado
4.125%, 10/07/2020 (B)		270	279
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2018	CLP	240,000	463
6.000%, 01/01/2020	CLP	245,000	478
6.000%, 01/01/2022	CLP	90,000	176
Cencosud
5.500%, 01/20/2021 (B)		200	206
4.875%, 01/20/2023 (B)		405	392
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (B)		100	112
6.250%, 07/08/2019		50	56
5.250%, 08/10/2020		100	106
5.250%, 08/10/2020 (B)		240	253
Nacional del Cobre de Chile
7.500%, 01/15/2019		170	204
6.150%, 10/24/2036		1,748	1,928

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.625%, 09/21/2035		880	$911
5.625%, 10/18/2043		250	256
4.500%, 08/13/2023 (B)		1,799	1,854
4.250%, 07/17/2042 (B)		654	556
3.875%, 11/03/2021 (B)		403	405
3.000%, 07/17/2022 (B)		1,923	1,794
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	590
3.875%, 08/05/2020		3,083	3,276
2.250%, 10/30/2022		1,316	1,204
Telefonica Moviles Chile
2.875%, 11/09/2015		100	102
VTR Finance BV
6.875%, 01/15/2024 (B)		266	277

			16,136

China — 1.7%
Amber Circle Funding
3.250%, 12/04/2022		850	783
Central China Real Estate
8.000%, 01/28/2020		400	365
Central China Real Estate MTN
6.500%, 06/04/2018		900	819
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	180
China SCE Property Holdings
11.500%, 11/14/2017		800	824
China Shanshui Cement Group
10.500%, 04/27/2017 (B)		650	692
10.500%, 04/27/2017		200	213
Country Garden Holdings
11.250%, 04/22/2017		825	869
11.125%, 02/23/2018		275	298
7.500%, 01/10/2023		1,653	1,537
Franshion Development
6.750%, 04/15/2021 (B)		320	321
Kaisa Group Holdings
8.875%, 03/19/2018 (B)		150	145
Sinochem Overseas Capital
6.300%, 11/12/2040		250	270
4.500%, 11/12/2020 (B)		4,021	4,153
4.500%, 11/12/2020		4,863	5,022
Sinopec Capital
3.125%, 04/24/2023 (B)		1,219	1,111
Sinopec Group Overseas Development
4.875%, 05/17/2042 (B)		300	293
Sunac China Holdings
12.500%, 10/16/2017		300	322
9.375%, 04/05/2018		1,600	1,556
Talent Yield Investments
4.500%, 04/25/2022		1,282	1,280

			21,053

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Colombia — 4.8%
Bancolombia
5.125%, 09/11/2022		328	$320
Bogota Distrito Capital
9.750%, 07/26/2028 (B)	COP	8,820,000	5,041
9.750%, 07/26/2028	COP	370,000	211
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	7,940,000	5,027
Colombia Government International Bond
5.625%, 02/26/2044		1,277	1,333
Colombian TES
11.250%, 10/24/2018	COP	69,800	43
10.000%, 07/24/2024	COP	5,020,800	3,198
7.500%, 08/26/2026	COP	517,300	270
7.000%, 09/11/2019	COP	14,000,000	7,454
7.000%, 05/04/2022	COP	2,990,000	1,577
7.000%, 05/04/2022	COP	4,742,500	2,501
7.000%, 05/04/2022	COP	864,000	456
6.000%, 04/28/2028	COP	687,900	322
5.000%, 11/21/2018	COP	4,884,800	2,429
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	469
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	310,000	164
Grupo Aval
4.750%, 09/26/2022 (B)		222	214
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	2,087,000	1,101
Pacific Rubiales Energy
7.250%, 12/12/2021		1,621	1,779
5.125%, 03/28/2023 (B)		506	492
Republic of Colombia
12.000%, 10/22/2015	COP	374,000	211
11.750%, 02/25/2020		1,587	2,293
10.375%, 01/28/2033		360	545
9.850%, 06/28/2027	COP	3,584,000	2,369
8.125%, 05/21/2024		1,190	1,547
7.750%, 04/14/2021	COP	1,734,000	987
7.375%, 03/18/2019		2,046	2,460
7.375%, 09/18/2037		6,479	8,293
6.125%, 01/18/2041		1,485	1,663
4.375%, 07/12/2021		3,565	3,708
4.375%, 03/21/2023	COP	135,000	62
4.000%, 02/26/2024		1,419	1,405
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (B)		200	208

			60,152

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Costa Rica — 0.3%
Banco de Costa Rica
5.250%, 08/12/2018		340	$345
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (B)		240	237
4.875%, 11/01/2018		641	647
Costa Rica Government International Bond
5.625%, 04/30/2043		260	224
4.375%, 04/30/2025 (B)		525	470
4.375%, 04/30/2025		260	233
4.250%, 01/26/2023		1,198	1,108
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	424
6.375%, 05/15/2043		250	214

			3,902

Croatia — 1.6%
Government of Croatia
6.750%, 11/05/2019		3,140	3,458
6.625%, 07/14/2020 (B)		170	186
6.625%, 07/14/2020		3,101	3,393
6.375%, 03/24/2021		810	873
6.375%, 03/24/2021 (B)		1,532	1,651
6.250%, 04/27/2017 (B)		630	676
6.000%, 01/26/2024 (B)		6,835	7,108
6.000%, 01/26/2024		1,500	1,560
5.875%, 07/09/2018	EUR	150	225
5.500%, 04/04/2023		1,458	1,473

			20,603

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028	CZK	50,630	2,448

Dominican Republic — 0.6%
Dominican Republic
9.040%, 01/23/2018		967	1,064
7.500%, 05/06/2021		2,270	2,531
7.500%, 05/06/2021 (B)		1,830	2,040
6.600%, 01/28/2024 (B)		230	236
5.875%, 04/18/2024		710	699
5.875%, 04/18/2024 (B)		770	764

			7,334

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		1,218	1,289

Egypt — 0.2%
Government of Egypt
6.875%, 04/30/2040		1,434	1,291

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	37

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.750%, 04/29/2020		450	$461
5.750%, 04/29/2020 (B)		100	102

			1,854

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032		407	431
8.250%, 04/10/2032		480	509
7.750%, 01/24/2023		708	759
7.750%, 01/24/2023		680	729
7.650%, 06/15/2035		650	647
7.625%, 02/01/2041 (B)		150	146
7.625%, 02/01/2041		599	584
7.375%, 12/01/2019		570	607
5.875%, 01/30/2025		2,785	2,618
5.875%, 01/30/2025 (A) (B)		1,257	1,181
Telemovil Finance
8.000%, 10/01/2017		800	855

			9,066

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/2017		490	559

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022		3,190	3,410
7.750%, 07/11/2022 (B)		390	417

			3,827

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017		1,189	1,205
8.500%, 10/04/2017 (B)		300	304
7.875%, 08/07/2023		660	606

			2,115

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (B)		1,090	1,140
Guatemala Government Bond
4.875%, 02/13/2028		509	491

			1,631

Hungary — 3.8%
Republic of Hungary
8.000%, 02/12/2015	HUF	230,000	1,073
7.750%, 08/24/2015	HUF	281,700	1,338
7.625%, 03/29/2041		3,890	4,483
7.000%, 06/24/2022	HUF	972,300	4,822
6.750%, 02/24/2017	HUF	164,010	788

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.750%, 11/24/2017	HUF	793,420	$3,834

6.500%, 06/24/2019	HUF	298,490	1,437
6.375%, 03/29/2021		920	1,006
6.250%, 01/29/2020		770	840
6.000%, 01/11/2019	EUR	982	1,515
6.000%, 11/24/2023	HUF	730,380	3,411
5.750%, 11/22/2023		5,546	5,726
5.500%, 12/22/2016	HUF	510,620	2,374
5.500%, 12/20/2018	HUF	485,330	2,252
5.375%, 02/21/2023		3,528	3,577
5.375%, 03/25/2024		1,120	1,122
5.000%, 03/30/2016	GBP	227	389
4.125%, 02/19/2018		4,248	4,312
4.000%, 03/25/2019		636	632

			44,931

India — 0.1%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (B)		439	436
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	208
Vedanta Resources
7.125%, 05/31/2023 (B)		160	160
6.750%, 06/07/2016		125	131
6.000%, 01/31/2019 (B)		273	273

			1,208

Indonesia — 7.3%
Adaro Indonesia
7.625%, 10/22/2019		300	319
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	190
7.000%, 05/15/2027	IDR	2,300,000	178
6.625%, 05/15/2033	IDR	2,300,000	164
Indo Energy Finance
7.000%, 05/07/2018		200	194
Indo Energy Finance II
6.375%, 01/24/2023		1,179	937
6.375%, 01/24/2023 (B)		200	159
Indonesia Treasury Bond
8.375%, 03/15/2034	IDR	16,000,000	1,389
7.875%, 04/15/2019	IDR	41,620,000	3,692
Indosat Palapa
7.375%, 07/29/2020 (B)		200	217
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	105,300,000	8,713
6.625%, 05/15/2033	IDR	3,100,000	221

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Listrindo Capital BV
6.950%, 02/21/2019 (B)		200	$211
Majapahit Holding
8.000%, 08/07/2019		470	547

7.875%, 06/29/2037 (B)		205	226
7.750%, 10/17/2016		370	417
7.750%, 01/20/2020		894	1,026
Pertamina Persero MTN
6.500%, 05/27/2041 (B)		380	359
6.000%, 05/03/2042		340	301
6.000%, 05/03/2042 (B)		935	827
5.625%, 05/20/2043		3,882	3,285
5.250%, 05/23/2021 (B)		500	501
4.875%, 05/03/2022 (B)		220	211
Perusahaan Penerbit
6.125%, 03/15/2019		460	503
Republic of Indonesia
11.625%, 03/04/2019		1,674	2,266
11.625%, 03/04/2019		4,254	5,759
11.625%, 03/04/2019 (B)		975	1,320
11.000%, 09/15/2025	IDR	3,200,000	336
9.000%, 03/15/2029	IDR	82,636,000	7,569
8.500%, 10/12/2035		1,000	1,275
8.500%, 10/12/2035		1,140	1,453
8.375%, 03/15/2024	IDR	78,156,000	7,071
8.375%, 03/15/2034	IDR	55,920,000	4,854
8.250%, 06/15/2032	IDR	17,369,000	1,479
7.750%, 01/17/2038		1,478	1,762
7.750%, 01/17/2038		5,989	7,142
7.000%, 05/15/2022	IDR	59,080,000	4,889
6.875%, 01/17/2018		2,004	2,277
6.750%, 01/15/2044 (B)		1,650	1,805
6.625%, 05/15/2033	IDR	30,078,000	2,145
6.625%, 02/17/2037		676	717
6.625%, 02/17/2037		484	513
6.125%, 05/15/2028	IDR	26,020,000	1,844
5.875%, 03/13/2020		460	503
5.875%, 03/13/2020 (B)		864	944
5.625%, 05/15/2023	IDR	38,571,000	2,869
5.375%, 10/17/2023		300	311
5.250%, 01/17/2042		1,029	933
4.875%, 05/05/2021		2,600	2,665
4.875%, 05/05/2021 (B)		850	871
3.375%, 04/15/2023 (B)		1,339	1,195
Tullow Oil
6.000%, 11/01/2020 (B)		170	173

			91,727

Iraq — 0.8%
Republic of Iraq
5.800%, 01/15/2028		10,897	9,589

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	400	$610
7.875%, 12/15/2019 (A)		400	437

Altice Finco
9.875%, 12/15/2020 (A)		300	342

			1,389

Ivory Coast — 0.8%
Ivory Coast Government Bond
7.774%, 12/31/2032		3,413	3,200
7.774%, 12/31/2032 (A) (G)		6,777	6,353

			9,553

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		400	424
8.250%, 09/30/2020		2,200	2,349

			2,773

Kazakhstan — 2.0%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	695
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (B)		400	420
7.250%, 01/28/2021		200	210
KazAgro National Management Holding
4.625%, 05/24/2023		370	342
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		400	408
6.950%, 07/10/2042 (B)		250	255
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015 (B)		450	466
6.250%, 05/20/2015		100	103
KazMunayGas National MTN
11.750%, 01/23/2015		1,611	1,728
9.125%, 07/02/2018		1,458	1,750
9.125%, 07/02/2018 (B)		2,819	3,383
7.000%, 05/05/2020		100	113
7.000%, 05/05/2020 (B)		1,426	1,608
6.375%, 04/09/2021		1,069	1,165
6.375%, 04/09/2021 (B)		3,827	4,171
5.750%, 04/30/2043		3,240	2,916
5.750%, 04/30/2043 (B)		781	703
4.400%, 04/30/2023		1,342	1,265
4.400%, 04/30/2023 (B)		523	494
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		600	654

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	39

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Samruk-Energy JSC MTN
3.750%, 12/20/2017		1,000	$974
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019		600	622
7.125%, 11/13/2019 (A) (B)		425	441

			24,886

Kenya — 0.2%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	180,000	2,096

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020 (A)		670	643

Lithuania — 0.3%
Republic of Lithuania
6.625%, 02/01/2022		1,112	1,313
6.125%, 03/09/2021 (B)		1,424	1,627
5.125%, 09/14/2017 (B)		310	339
5.125%, 09/14/2017 (F)		200	218

			3,497

Malaysia — 4.0%
Malaysia Government Bond
5.248%, 09/15/2028 (B)	MYR	1,050	346
4.392%, 04/15/2026	MYR	8,720	2,673
4.378%, 11/29/2019	MYR	1,353	425
4.262%, 09/15/2016	MYR	10,260	3,208
4.181%, 07/15/2024	MYR	10,439	3,209
4.160%, 07/15/2021	MYR	3,879	1,198
4.048%, 09/30/2021	MYR	3,380	1,036
4.012%, 09/15/2017	MYR	13,780	4,279
3.892%, 03/15/2027	MYR	578	167
3.889%, 07/31/2020	MYR	6,983	2,127
3.844%, 04/15/2033	MYR	1,770	488
3.835%, 08/12/2015	MYR	3,161	977
3.741%, 02/27/2015	MYR	400	123
3.580%, 09/28/2018	MYR	2,047	624
3.502%, 05/31/2027	MYR	1,050	291
3.492%, 03/31/2020	MYR	17,579	5,259
3.480%, 03/15/2023	MYR	14,448	4,215
3.418%, 08/15/2022	MYR	8,399	2,459
3.394%, 03/15/2017	MYR	2,150	658
3.314%, 10/31/2017	MYR	21,610	6,557
3.260%, 03/01/2018	MYR	12,400	3,742
3.197%, 10/15/2015	MYR	2,971	911
3.172%, 07/15/2016	MYR	2,800	854
Petronas Capital
7.875%, 05/22/2022		1,648	2,153
Wakala Global Sukuk
4.646%, 07/06/2021 (B)		390	420

			48,399

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Mexico — 7.1%
Alfa
6.875%, 03/25/2044 (B)		1,395	$1,435
5.250%, 03/25/2024 (B)		925	948
BBVA Bancomer
6.750%, 09/30/2022 (B)		500	547

Cemex
9.250%, 05/12/2020		58	64
9.000%, 01/11/2018 (B)		306	333
6.500%, 12/10/2019		550	586
Cemex Espana
9.250%, 05/12/2020 (B)		800	878
Cemex Espana Luxembourg
9.875%, 04/30/2019		950	1,102
Cemex Finance
9.375%, 10/12/2022 (B)		350	411
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)		500	487
4.875%, 05/26/2021 (B)		400	417
4.875%, 01/15/2024 (B)		637	647
Fresnillo
5.500%, 11/13/2023 (B)		300	302
Metalsa
4.900%, 04/24/2023 (B)		212	196
Mexican Bonos
8.000%, 06/11/2020	MXN	14	1
7.500%, 06/03/2027	MXN	49,800	4,150
6.500%, 06/09/2022	MXN	62,305	4,921
6.250%, 06/16/2016	MXN	768	62
6.000%, 06/18/2015	MXN	5,099	401
5.000%, 06/15/2017	MXN	14,891	1,162
4.750%, 06/14/2018	MXN	23,500	1,786
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	96,797	7,736
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	10,450	914
7.750%, 12/14/2017	MXN	25,184	2,127
7.250%, 12/15/2016	MXN	38,196	3,150
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	19,220	1,906
8.500%, 05/31/2029	MXN	4,810	431
8.000%, 12/07/2023	MXN	81,363	7,056
7.750%, 05/29/2031	MXN	91,577	7,656
Mexican Bonos, Ser M30
8.500%, 11/18/2038	MXN	38,121	3,390
Mexican Bonos, Ser MI10
9.500%, 12/18/2014	MXN	68,227	5,442
Pemex Project Funding Master Trust
6.625%, 06/15/2035		2,800	3,108
5.750%, 03/01/2018		290	322
Petroleos Mexicanos
8.000%, 05/03/2019		390	476

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.190%, 09/12/2024	MXN	35,570	$2,648
6.500%, 06/02/2041		572	626
6.375%, 01/23/2045 (B)		806	869
6.000%, 03/05/2020		180	203
6.000%, 03/05/2020 (B)		60	68
5.500%, 06/27/2044		70	68
5.500%, 06/27/2044 (B)		150	145
3.500%, 01/30/2023 (B)		185	174

Trust F
5.250%, 12/15/2024 (B) (H)		1,080	1,077
United Mexican States MTN
6.050%, 01/11/2040		2,270	2,593
5.950%, 03/19/2019		572	665
5.750%, 10/12/2110		2,038	2,002
5.550%, 01/21/2045		4,913	5,220
4.750%, 03/08/2044		1,782	1,693
4.000%, 10/02/2023		3,298	3,331
United Mexican States, Ser A MTN
6.750%, 09/27/2034		1,885	2,300

			88,232

Mongolia — 0.4%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	839
5.125%, 12/05/2022		1,540	1,238
4.125%, 01/05/2018		2,100	1,890

			3,967

Morocco — 0.3%
Kingdom of Morocco
5.500%, 12/11/2042 (A)		1,527	1,416
5.500%, 12/11/2042 (B)		200	186
4.250%, 12/11/2022 (A) (B)		230	223
4.250%, 12/11/2022		2,122	2,058

			3,883

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		845	807

Netherlands — 0.0%
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (B)		353	360

Nigeria — 0.8%
Afren
10.250%, 04/08/2019 (B)		563	641
6.625%, 12/09/2020 (B)		600	612
Nigeria Treasury Bill
12.706%, 05/22/2014 (E)	NGN	31,370	187
12.392%, 05/08/2014 (E)	NGN	50,000	299
12.387%, 04/10/2014 (E)	NGN	137,000	828

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Nigeria
16.390%, 01/27/2022	NGN	292,310	$1,974
16.000%, 06/29/2019	NGN	241,298	1,571
16.000%, 06/29/2019	NGN	169,000	1,100

15.100%, 04/27/2017	NGN	23,192	145
14.200%, 03/14/2024	NGN	69,650	428
6.750%, 01/28/2021 (B)		550	587
6.750%, 01/28/2021		1,043	1,114
6.375%, 07/12/2023		596	616
6.375%, 07/12/2023 (B)		551	570

			10,672

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		500	511
6.875%, 06/01/2017		430	436
6.875%, 06/01/2017		100	102

			1,049

Panama — 0.7%
Republic of Panama
9.375%, 01/16/2023		560	743
9.375%, 04/01/2029		2,331	3,305
8.875%, 09/30/2027		270	373
8.125%, 04/28/2034		2,128	2,692
7.125%, 01/29/2026		100	124
6.700%, 01/26/2036		760	893
5.200%, 01/30/2020		138	153
4.300%, 04/29/2053		130	107

			8,390

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		300	297
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	211
6.750%, 12/13/2022 (A)		200	211

			719

Peru — 1.2%
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (B)		200	188
Cia Minera Ares SAC
7.750%, 01/23/2021 (B)		209	215
Inkia Energy
8.375%, 04/04/2021 (B)		200	216
Peru Enhanced Pass-Through Finance
4.507%, 06/02/2025 (A) (B) (E)		1,000	670
2.505%, 05/31/2018 (A) (B) (E)		327	304
2.494%, 05/31/2018 (E)		121	113

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	41

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Peru
9.910%, 05/05/2015	PEI	675	$256
8.750%, 11/21/2033		5,103	7,450
8.200%, 08/12/2026	PEI	4,246	1,742
7.840%, 08/12/2020	PEI	2,312	914
7.350%, 07/21/2025		510	656
6.950%, 08/12/2031	PEI	200	72
6.950%, 08/12/2031	PEI	2,188	785
6.900%, 08/12/2037	PEI	1,997	703
6.850%, 02/12/2042	PEI	613	211
6.550%, 03/14/2037		465	559
Volcan Cia Minera
5.375%, 02/02/2022 (B)		18	17

			15,071

Philippines — 0.9%
Development Bank of Philippines
5.500%, 03/25/2021		330	355
National Power
9.625%, 05/15/2028 (A)		1,100	1,564
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (B)		820	1,030
7.250%, 05/27/2019		170	204
Republic of Philippines
10.625%, 03/16/2025		405	630
9.500%, 02/02/2030		1,226	1,908
8.375%, 06/17/2019		160	203
7.750%, 01/14/2031		1,994	2,727
5.500%, 03/30/2026		500	564
4.200%, 01/21/2024		300	310
4.000%, 01/15/2021		1,116	1,173
3.900%, 11/26/2022	PHP	45,000	958

			11,626

Poland — 4.7%
Republic of Poland
6.375%, 07/15/2019		4,765	5,590
6.250%, 10/24/2015	PLN	1,490	519
5.750%, 04/25/2029	PLN	3,450	1,283
5.000%, 04/25/2016	PLN	1,113	383
4.750%, 10/25/2016	PLN	3,810	1,311
4.750%, 04/25/2017	PLN	965	333
4.000%, 10/25/2023	PLN	9,250	3,006
4.000%, 01/22/2024		3,575	3,594
3.750%, 04/25/2018	PLN	7,127	2,381
3.000%, 08/24/2016	PLN	9,236	3,191
3.000%, 03/17/2023		1,470	1,374
2.881%, 01/25/2016 (E)	PLN	21,930	6,884
2.750%, 08/25/2023	PLN	3,068	1,055
2.500%, 07/25/2018	PLN	2,890	917
1.239%, 07/25/2016 (E)	PLN	4,810	1,485

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Poland, Ser 0415
5.500%, 04/25/2015	PLN	2,600	$885
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	30,526	11,225
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	17,235	6,063
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	9,680	3,479
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	3,292	1,206

			56,164

Qatar — 0.2%
Qtel International Finance
7.875%, 06/10/2019		665	826
State of Qatar
9.750%, 06/15/2030		647	1,003
6.400%, 01/20/2040 (B)		377	448
6.400%, 01/20/2040		220	261

			2,538

Romania — 1.4%
Government of Romania MTN
6.750%, 02/07/2022		4,344	5,061
6.750%, 02/07/2022 (B)		350	408
6.125%, 01/22/2044		1,366	1,443
5.950%, 06/11/2021	RON	1,680	541
5.850%, 07/28/2014	RON	1,920	599
5.850%, 04/26/2023	RON	3,050	979
5.750%, 04/29/2020	RON	1,260	404
4.875%, 01/22/2024 (B)		1,616	1,644
4.875%, 01/22/2024 (B)		3,136	3,191
4.750%, 06/24/2019	RON	1,940	597
4.375%, 08/22/2023		3,476	3,411

			18,278

Russia — 7.6%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		500	509
7.500%, 09/26/2019		750	746
7.500%, 09/26/2019 (B)		260	259
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,000	966
EuroChem Mineral & Chemical Via EuroChem GI
5.125%, 12/12/2017 (B)		175	171
Far East Capital
8.000%, 05/02/2018 (B)		200	163
Gazprom Neft OAO Via GPN
Capital
6.000%, 11/27/2023 (B)		480	470

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.375%, 09/19/2022		730	$648
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		414	489
6.510%, 03/07/2022		470	484
Metalloinvest Finance
5.625%, 04/17/2020 (B)		275	258

Mobile Telesystems Via MTS International Funding
8.625%, 06/22/2020		900	1,026
8.625%, 06/22/2020 (B)		800	912
Ritekro
12.613%, 11/07/2022 (A) (I)		914	339
Rosneft Oil Via Rosneft International Finance
4.199%, 03/06/2022		500	442
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (B)		415	411
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	183,888	4,987
7.600%, 04/14/2021	RUB	403,132	10,865
7.600%, 07/20/2022	RUB	141,856	3,765
7.500%, 03/15/2018	RUB	82,202	2,274
7.500%, 02/27/2019	RUB	99,755	2,736
7.400%, 04/19/2017	RUB	118,436	3,308
7.400%, 06/14/2017	RUB	38,980	1,085
7.350%, 01/20/2016	RUB	80,000	2,253
7.050%, 01/19/2028	RUB	72,624	1,792
7.000%, 12/03/2014 (C)	RUB	32,430	812
7.000%, 01/25/2023	RUB	189,188	4,843
7.000%, 08/16/2023	RUB	105,405	2,676
6.900%, 08/03/2016	RUB	48,434	1,351
6.800%, 12/11/2019	RUB	137,154	3,620
6.700%, 05/15/2019	RUB	7,370	193
6.200%, 01/31/2018	RUB	116,650	3,121
Russian Foreign Bond - Eurobond
7.850%, 03/10/2018	RUB	160,000	4,484
7.500%, 03/31/2030		13,509	15,366
5.625%, 04/04/2042		1,600	1,548
4.875%, 09/16/2023 (B)		800	791
4.875%, 09/16/2023		1,600	1,582
Russian Railways Via RZD Capital
5.700%, 04/05/2022		398	389
Sberbank of Russia Via SB Capital
5.717%, 06/16/2021		400	405
5.500%, 02/26/2024 (B) (D)		1,488	1,393
5.250%, 05/23/2023		850	788
SCF Capital
5.375%, 10/27/2017 (B)		350	329
TMK Capital
7.750%, 01/27/2018		1,400	1,348

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

TMK OAO Via TMK Capital
6.750%, 04/03/2020	1,300	$1,141
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	320	321
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021 (B)	800	819
7.748%, 02/02/2021	450	461
VimpelCom Holdings
7.504%, 03/01/2022	870	882
7.504%, 03/01/2022 (B)	400	405
5.200%, 02/13/2019 (B)	200	189
VimpelCom Holdings BV
5.950%, 02/13/2023 (B)	200	183
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	1,310	1,371
6.800%, 11/22/2025	580	574
6.800%, 11/22/2025 (B)	150	148
5.450%, 11/22/2017 (B)	400	408
VTB Bank Via VTB Capital
6.950%, 10/17/2022	200	199
6.875%, 05/29/2018	600	638
6.315%, 02/22/2018	762	794
6.250%, 06/30/2035	357	367

		95,297

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021 (B)	540	614
8.750%, 05/13/2021	200	227

		841

Serbia — 0.6%
Republic of Serbia
7.250%, 09/28/2021	2,820	3,159
7.250%, 09/28/2021 (B)	200	224
5.875%, 12/03/2018	2,783	2,943
5.875%, 12/03/2018 (B)	530	560
5.250%, 11/21/2017 (B)	1,203	1,248
4.875%, 02/25/2020	200	200

		8,334

Singapore — 0.2%
Sea Production
10.239%, 02/14/2014 (D)	1,463	1,243
STATS ChipPAC
4.500%, 03/20/2018 (B)	200	201
Yanlord Land Group
9.500%, 05/04/2017	980	1,017

		2,461

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	43

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Slovak Republic — 0.1%
Republic of Slovak
4.375%, 05/21/2022 (B)		1,546	$1,638

Slovenia — 0.2%
Slovenia Government International Bond
5.850%, 05/10/2023		691	753
5.850%, 05/10/2023		444	484
5.250%, 02/18/2024 (B)		1,493	1,549

			2,786

South Africa — 5.8%
Eskom Holdings
6.750%, 08/06/2023 (B)		1,289	1,348
5.750%, 01/26/2021		400	408
Republic of South Africa
13.500%, 09/15/2015	ZAR	40,000	4,147
10.500%, 12/21/2026	ZAR	52,596	5,798
8.750%, 02/28/2048	ZAR	27,993	2,573
8.500%, 06/23/2017 (F)		860	1,014
8.500%, 01/31/2037	ZAR	38,618	3,512
8.250%, 09/15/2017	ZAR	34,992	3,392
8.000%, 12/21/2018	ZAR	87,550	8,381
8.000%, 01/31/2030	ZAR	31,571	2,798
7.750%, 02/28/2023	ZAR	49,342	4,531
7.250%, 01/15/2020	ZAR	52,428	4,801
7.000%, 02/28/2031	ZAR	200	16
7.000%, 02/28/2031	ZAR	46,569	3,741
6.875%, 05/27/2019		2,043	2,355
6.750%, 03/31/2021	ZAR	17,610	1,547
6.500%, 02/28/2041	ZAR	3,435	245
6.250%, 03/31/2036	ZAR	22,890	1,622
5.875%, 05/30/2022		770	845
5.875%, 09/16/2025		11,133	11,968
5.500%, 03/09/2020		1,340	1,455
4.665%, 01/17/2024		1,123	1,112
Transnet SOC
9.500%, 05/13/2021 (B)	ZAR	13,360	1,235
4.000%, 07/26/2022		2,100	1,931
4.000%, 07/26/2022 (B)		1,119	1,029

			71,804

Sri Lanka — 0.5%
Bank of Ceylon
6.875%, 05/03/2017 (B)		320	335
Republic of Sri Lanka
6.250%, 10/04/2020 (B)		249	261
6.250%, 07/27/2021 (B)		1,400	1,457
6.250%, 07/27/2021		729	759
5.875%, 07/25/2022		2,585	2,598

			5,410

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Thailand — 3.1%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	$109
4.875%, 06/22/2029	THB	22,410	753
3.875%, 06/13/2019	THB	468,000	14,908
3.650%, 12/17/2021	THB	198,400	6,152
3.625%, 06/16/2023	THB	342,076	10,508
3.580%, 12/17/2027	THB	53,033	1,569
3.250%, 06/16/2017	THB	35,200	1,104
1.200%, 07/14/2021	THB	127,325	3,737

			38,840

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (B)		1,305	1,365

Turkey — 6.7%
Akbank
5.000%, 10/24/2022		225	213
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		200	208
KOC Holding
3.500%, 04/24/2020 (B)		125	114
Republic of Turkey
11.875%, 01/15/2030		600	963
10.500%, 01/15/2020	TRY	3,041	1,448
9.500%, 01/12/2022	TRY	9,517	4,293
9.000%, 01/27/2016	TRY	2,200	1,005
9.000%, 03/08/2017	TRY	12,842	5,832
8.800%, 11/14/2018	TRY	2,501	1,111
8.800%, 09/27/2023	TRY	1,419	611
8.500%, 09/14/2022	TRY	21,342	9,104
8.300%, 10/07/2015	TRY	10,108	4,588
8.300%, 06/20/2018	TRY	2,500	1,096
8.300%, 06/20/2018	TRY	15,534	6,811
8.000%, 02/14/2034		1,550	1,879
7.500%, 07/14/2017		1,037	1,166
7.500%, 11/07/2019		3,849	4,409
7.375%, 02/05/2025		3,878	4,448
7.250%, 03/05/2038		200	226
7.100%, 03/08/2023	TRY	1,120	432
7.100%, 03/08/2023	TRY	13,406	5,170
7.000%, 09/26/2016		838	919
7.000%, 03/11/2019		240	268
7.000%, 06/05/2020		2,592	2,914
6.875%, 03/17/2036		1,360	1,474
6.750%, 04/03/2018		2,938	3,238
6.750%, 05/30/2040		375	401
6.500%, 01/07/2015	TRY	5,864	2,652
6.300%, 02/14/2018	TRY	11,800	4,854
6.250%, 09/26/2022		1,207	1,297
6.000%, 01/14/2041		1,780	1,749
5.625%, 03/30/2021		2,760	2,879

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.125%, 03/25/2022	2,288	$2,293
3.250%, 03/23/2023	1,289	1,127
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (B)	500	477
4.000%, 09/13/2017 (B)	200	199

		81,868

Ukraine — 1.6%
Ferrexpo Finance
7.875%, 04/07/2016 (B)	88	84

Government of Ukraine
9.250%, 07/24/2017	11,320	11,094
9.250%, 07/24/2017 (B)	403	394
7.950%, 02/23/2021 (B)	250	235
7.950%, 02/23/2021 (F)	1,700	1,598
7.800%, 11/28/2022 (B)	300	278
7.500%, 04/17/2023	555	513
7.500%, 04/17/2023 (B)	1,049	970
6.875%, 09/23/2015 (F)	2,249	2,137
6.750%, 11/14/2017	276	254
6.580%, 11/21/2016	403	379
Ukraine Railways Via Shortline
9.500%, 05/21/2018	200	164
Ukreximbank Via Biz Finance
8.750%, 01/22/2018	670	566
8.375%, 04/27/2015	593	528

		19,194

United Arab Emirates — 0.0%
MAF Global Securities
7.125%, 10/29/2049 (D)	200	214

Uruguay — 0.6%
Republic of Uruguay PIK
7.875%, 01/15/2033	1,662	2,177
Republic of Uruguay
8.000%, 11/18/2022	1,183	1,499
7.625%, 03/21/2036	2,076	2,657
4.500%, 08/14/2024	932	956

		7,289

Venezuela — 3.7%
Petroleos de Venezuela
12.750%, 02/17/2022	290	263
9.000%, 11/17/2021	1,050	782
8.500%, 11/02/2017	1,289	1,080
8.500%, 11/02/2017	8,430	7,060
5.500%, 04/12/2037	250	129
5.375%, 04/12/2027	390	207
5.250%, 04/12/2017	1,408	1,052
5.000%, 10/28/2015	3,855	3,315
Republic of Venezuela
13.625%, 08/15/2018	1,716	1,707
13.625%, 08/15/2018	144	139
12.750%, 08/23/2022	12,292	11,309
11.950%, 08/05/2031	2,578	2,192

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

11.750%, 10/21/2026		2,515	$2,144
9.375%, 01/13/2034		1,861	1,365
9.250%, 09/15/2027		1,793	1,336
9.250%, 05/07/2028		2,445	1,785
9.000%, 05/07/2023		881	654
9.000%, 05/07/2023		20	15
8.500%, 10/08/2014		780	766
8.250%, 10/13/2024		500	348
7.750%, 10/13/2019		3,825	2,907
7.650%, 04/21/2025		290	194
6.000%, 12/09/2020		1,087	737
5.750%, 02/26/2016 (F)		4,350	3,779

			45,265

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/2016		360	387
6.750%, 01/29/2020		1,099	1,227

			1,614

Zambia — 0.2%
Republic of Zambia
5.375%, 09/20/2022		2,360	2,015

Total Global Bonds (Cost $1,157,830) ($ Thousands)			1,147,330

LOAN PARTICIPATIONS — 0.5%

Singapore — 0.5%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A) (G) (I)		9,161	4,289
Morton Bay
6.220%, 12/31/2013 (A) (I)		3,158	2,314

Total Loan Participations (Cost $12,374) ($ Thousands)			6,603

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P. 0.070% †* (J)		15,421,402	15,421

Total Affiliated Partnership (Cost $15,421) ($ Thousands)			15,421

TIME DEPOSITS — 5.6%
Brown Brothers Harriman
4.350%, 04/01/2014	ZAR	1,386	132
0.076%, 04/01/2014	EUR	138	191
0.048%, 04/01/2014	GBP	—	—
0.030%, 04/01/2014		68,731	68,731
0.005%, 04/01/2014	SGD	1	—

Total Time Deposits (Cost $69,054) ($ Thousands)			69,054

Total Investments — 100.1% (Cost $1,254,679) ($ Thousands)			$1,238,408

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	45

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2014

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(18)	Jun-2014	$(32)
U.S. 10-Year Treasury Note	(26)	Jun-2014	1
U.S. 2-Year Treasury Note	55	Jun-2014	(15)
U.S. 5-Year Treasury Note	9	Jul-2014	–
U.S. 5-Year Treasury Note	(65)	Jul-2014	(17)
U.S. Long Treasury Bond	27	Jun-2014	24

			$(39)

For the six months ended March 31, 2014, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/01/2014-05/19/2014	BRL	37,928	USD	15,884	$(809)
04/02/2014-05/19/2014	USD	8,160	BRL	19,311	332
04/03/2014-04/21/2014	PHP	93,828	USD	2,091	(2)
04/03/2014-05/05/2014	USD	41,446	EUR	30,210	188
04/03/2014-05/05/2014	USD	10,917	PHP	489,197	(7)
04/03/2014-06/18/2014	EUR	13,216	PLN	55,418	90
04/03/2014-06/18/2014	EUR	31,576	USD	43,411	(104)
04/03/2014-06/18/2014	USD	4,976	HUF	1,121,241	43
04/03/2014-06/18/2014	USD	23,057	MXN	307,845	485
04/03/2014-06/18/2014	USD	10,138	ZAR	111,774	424
04/03/2014-06/30/2014	USD	32,041	TRY	72,156	1,377
04/04/2014	KRW	4,130,000	USD	3,860	(20)
04/04/2014-06/18/2014	USD	8,666	THB	287,477	183
04/04/2014-06/30/2014	TRY	41,280	USD	18,502	(676)
04/04/2014-06/30/2014	USD	12,111	KRW	13,033,089	128
04/07/2014	MXN	82,058	USD	6,167	(119)
04/07/2014-04/22/2014	EUR	1,614	RON	7,222	7
04/07/2014-06/26/2014	USD	5,064	PEI	14,328	8
04/09/2014-05/21/2014	THB	556,455	USD	17,027	(112)
04/15/2014-06/18/2014	USD	22,717	MYR	75,505	369
04/16/2014	TWD	141,145	USD	4,644	7
04/16/2014	USD	4,661	TWD	141,063	(27)
04/16/2014-04/30/2014	MYR	10,392	USD	3,124	(55)
04/16/2014-05/19/2014	CLP	5,890,373	USD	10,750	76
04/16/2014-05/19/2014	USD	15,248	CLP	8,568,735	278
04/16/2014-07/16/2014	NGN	297,897	USD	1,787	1
04/16/2014-07/16/2014	USD	6,391	NGN	1,105,261	154
04/22/2014-05/05/2014	EUR	10,741	HUF	3,331,119	119
04/22/2014-05/05/2014	HUF	2,705,167	EUR	8,679	(156)
04/22/014-06/18/2014	ILS	45,109	USD	12,913	(9)
04/22/014-06/18/2014	RON	9,152	EUR	2,032	(22)
04/22/2014-07/17/2015	CNH	270,068	USD	41,464	(1,875)
04/22/2014-07/17/2015	USD	41,533	CNH	270,068	1,805
04/25/2014	GBP	617	USD	1,031	4
04/25/2014	USD	609	GBP	370	7
05/05/2014	PLN	12,571	EUR	2,950	(89)
05/05/2014-07/16/2014	RUB	584,015	USD	16,063	(318)
05/05/2014-07/16/2014	USD	15,856	RUB	580,304	415
05/12/2014-06/18/2014	ZAR	66,232	USD	6,106	(137)
05/12/2014-06/26/2014	COP	18,750,326	USD	9,275	(208)
05/12/2014-07/16/2014	USD	11,813	COP	24,022,549	315
05/30/2014-06/18/2014	USD	4,261	INR	267,877	161
06/12/2014-12/08/2014	USD	13,928	IDR	164,354,561	242
06/17/2014-06/18/2014	CZK	129,947	EUR	4,746	3
06/18/2014	CZK	49,015	USD	2,487	21
06/18/2014	HUF	202,880	USD	901	(5)
06/18/2014	RON	3,920	USD	1,200	(8)
06/18/2014	SGD	9,966	USD	7,867	(61)
06/18/2014	USD	152	ILS	533	–
06/18/2014	USD	7,499	PLN	22,970	70

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
06/18/2014	USD	2,641	RON	8,635	$20
07/16/2014	PEI	8,223	USD	2,881	(7)
12/08/2014	IDR	25,000,000	USD	2,050	(61)

					$2,445

A list of the counterparties for the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(2,002)	1,989	$(13)
Citigroup	(113,715)	114,680	965
Goldman Sachs	(174,599)	175,063	464
HSBC	(87,013)	87,251	238
JPMorgan Chase Bank	(223,385)	224,176	791

			$2,445

For the six months ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

A list of the open OTC swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR JIBAR	8.76%	01/16/2029	ZAR	52,000	$102
Goldman Sachs	3-Month ZAR JIBAR	8.30%	01/16/2024	ZAR	23,000	1
Goldman Sachs	28-Day MXN TIIE	6.87%	01/10/2024	MXN	60,000	106
Goldman Sachs	3-Month ZAR JIBAR	8.19%	12/20/2023	ZAR	10,000	(12)
Goldman Sachs	28-Day MXN TIIE	6.68%	12/12/2023	MXN	36,000	25
Goldman Sachs	7-Day China Fixing Repo Rate	4.40%	03/25/2019	CNY	58,000	(352)
Goldman Sachs	3-Month ILS TELBOR	2.29%	12/24/2018	ILS	14,000	81
Goldman Sachs	1-Year BRL CDI	12.26%	01/02/2018	BRL	13,563	(80)
Goldman Sachs	0.95%	3-Month ILS TELBOR	04/02/2016	ILS	6,000	—
Goldman Sachs	1.21%	3-Month ILS TELBOR	02/14/2016	ILS	8,000	(14)
Goldman Sachs	3.31%	6-Month PLN WIBOR	02/03/2016	PLN	30,000	(69)
Goldman Sachs	3-Month ZAR JIBAR	6.85%	01/22/2016	ZAR	25,000	(8)
Goldman Sachs	1.20%	3-Month ILS TELBOR	01/16/2016	ILS	34,383	(62)
Goldman Sachs	1-Year BRL CDI	11.59%	01/04/2016	BRL	5,024	(17)
Goldman Sachs	3-Month ZAR JIBAR	6.81%	12/31/2015	ZAR	60,000	(17)
Goldman Sachs	1.18%	3-Month ILS TELBOR	12/24/2015	ILS	33,000	(82)
Goldman Sachs	3-Month ZAR JIBAR	6.75%	12/22/2015	ZAR	80,000	(24)

						$(422)

For the six months ended March 31, 2014, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

Percentages are based on a Net Assets of $1,237,503 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of March 31, 2014 was $23,750 ($ Thousands) and represented 1.92% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $14,846 ($ Thousands) (See Note 8).

(G)	Security in default on interest payments.

(H)	Real Estate Investment Trust.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $6,942 ($ Thousands) and represented 0.56% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2014 was $15,421 ($ Thousands).

BRL — Brazilian Real

CDI — Average One - Day Interbank Deposit

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN —Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Interest Rate

TRY — Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a summary of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Global Bonds	$—	$1,147,330	$—	$1,147,330
Loan Participations	—	—	6,603	6,603
Affiliated Partnership	—	15,421	—	15,421
Time Deposits	—	69,054	—	69,054

Total Investments in Securities	$—	$1,231,805	$6,603	$1,238,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$25	$—	$—	$25
Unrealized Depreciation	(64)	—	—	(64)
Forwards Contracts* Unrealized Appreciation	—	7,332	—	7,332
Unrealized Depreciation	—	(4,887)	—	(4,887)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	315	—	315
Unrealized Depreciation	—	(737)	—	(737)

Total Other Financial Instruments	$(39)	$2,023	$—	$1,984

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	47

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2014

(1)	Of the $6,603 ($ Thousands) in Level 3 securities as of March 31, 2014, $6,603 ($ Thousands) or 0.53% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the six months ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

March 31, 2014

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost $2,199,619, $1,702,883, $467,497 and $1,239,258, respectively)(1)	$2,522,224	$1,756,616	$477,123	$1,222,987
Affiliated investments, at value (Cost $195,402, $118,560, $0 and $15,421, respectively)	195,402	118,560	—	15,421
Cash	—	288	1,448	—
Foreign currency, at value (Cost $1,518, $1,807, $0 and $2,240, respectively)	1,527	1,814	—	2,220
Cash pledged as collateral for forward foreign currency contracts, futures contracts or swap contracts	—	—	1,169	176
Receivable for investment securities sold	18,738	10,731	10,893	22,939
Unrealized gain on forward foreign currency contracts	—	—	1,458	7,332
Receivable for fund shares sold	2,472	26,963	218	1,143
Dividends and interest receivable	8,169	2,396	4,797	18,290
Variation margin receivable	437	—	109	10
Foreign tax reclaim receivable	2,930	182	—	—
Unrealized gain on foreign spot currency contracts	15	11	—	—
Swap contracts, at value (Premiums paid $0, $0, $0 and $0, respectively)	—	—	—	315
Total Assets	2,751,914	1,917,561	497,215	1,290,833
LIABILITIES:
Payable for investment securities purchased	22,856	33,265	8,682	26,882
Payable upon return of securities loaned	75,033	107,208	—	15,421
Payable to custodian	900	—	—	2,911
Foreign currency payable, at value (Proceeds $0, $0, $1,794 and $0, respectively)	—	—	1,794	—
Unrealized loss on forward foreign currency contracts	—	—	1,245	4,887
Swap contracts, at value (Premiums received $0, $0, $0 and $0, respectively)	—	—	465	737
Payable for fund shares redeemed	1,664	2,375	335	888
Variation margin payable	124	—	156	12
Unrealized loss on foreign spot currency contracts	40	8	3	—
Investment advisory fees payable	1,124	1,505	123	400
Administration fees payable	1,001	931	246	669
Shareholder servicing fees payable	559	358	31	257
Trustees’ fees	10	5	2	5
Chief compliance officer fees payable	8	5	2	4
Administration servicing fees payable	4	—	—	—
Other accrued expenses	299	113	73	257
Accrued foreign capital gains tax on appreciated securities	4	1,207	—	—
Total Liabilities	103,626	146,980	13,157	53,330
Net Assets	$2,648,288	$1,770,581	$484,058	$1,237,503
NET ASSETS:
Paid in Capital — (unlimited authorization — no par value)	$3,182,491	$1,806,388	$484,555	$1,297,578
Undistributed (Distributions in excess of) net investment income	18,345	(8,750)	3,495	5,852
Accumulated net realized loss on investments, futures contracts, foreign currency contracts and swap contracts	(876,918)	(79,611)	(12,190)	(51,746)
Net unrealized appreciation (depreciation) on investments	322,605	53,733	9,626	(16,271)
Net unrealized appreciation (depreciation) on futures contracts	1,684	—	131	(39)
Net unrealized deprecation on swap contracts	—	—	(1,011)	(422)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	85	28	(548)	2,551
Accumulated foreign capital gains tax on appreciated securities	(4)	(1,207)	—	—
Net Assets	$2,648,288	$1,770,581	$484,058	$1,237,503
Net Asset Value, Offering and Redemption Price Per Share — Class A ($2,642,485,080 ÷ 258,502,407 shares, $1,770,580,991 ÷ 167,703,966 shares, $484,058,302 ÷ 45,604,799 shares, $1,237,502,850 ÷ 120,488,504 shares, respectively.)	$10.22	$10.56	$10.61	$10.27
Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,802,578 ÷ 567,841 shares)	$10.22	N/A	N/A	N/A

(1)	Included in “Investments, at value” is the market value of securities on loan in the amounts of $71,887, $103,025, $0 and $14,846, ($ Thousands), respectively.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	49

Statements of Operations ($ Thousands) (Unaudited)

For the six months ended March 31, 2014

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$37,195	$11,235	$—	$—
Dividends from Affiliated Security(1)(2)	4	1	—	—
Interest	10	—	5,799	36,940
Security Lending Income — Net(1)	629	660	—	15
Less: Foreign Taxes Withheld	(1,852)	(1,012)	(7)	(131)
Total Investment Income	35,986	10,884	5,792	36,824
Expenses:
Investment Advisory Fees	6,301	8,301	711	5,022
Administration Fees	5,615	5,139	1,422	3,840
Shareholder Servicing Fees — Class A	3,112	1,976	592	1,477
Shareholder Servicing Fees — Class I	8	—	—	—
Administrative Servicing Fees — Class I	8	—	—	—
Trustees’ Fees	17	10	3	8
Chief Compliance Officer Fees	8	4	2	4
Custodian/Wire Agent Fees	168	304	35	185
Printing Fees	107	61	22	53
Overdraft Fees	2	2	5	7
Professional Fees	77	79	16	48
Registration Fees	25	13	6	15
Other Expenses	65	42	31	44
Total Expenses	15,513	15,931	2,845	10,703
Less:
Waiver of Investment Advisory Fees	—	(419)	—	(2,660)
Waiver of Shareholder Servicing Fees — Class A	—	—	(424)	—
Fees Paid Indirectly	—	(7)	—	—
Net Expenses	15,513	15,505	2,421	8,043
Net Investment Income (Loss)	20,473	(4,621)	3,371	28,781
Net Realized and Unrealized Gain (Loss) on Investments, Option Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net Realized Gain (Loss) from:
Investments	102,111	25,429	3,772	(12,403)
Futures Contracts	2,633	—	(147)	(81)
Option Contracts	—	—	—	(365)
Swap Contracts	—	—	1,455	(5,437)
Foreign Currency Transactions	(147)	(294)	(7,140)	(29,044)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,132	(10,546)	4,994	26,901
Futures Contracts	2,056	—	512	(9)
Option Contracts	—	—	—	361
Swap Contracts	—	—	(1,931)	4,715
Foreign Capital Gains Tax on Appreciated Securities	(4)	(1,059)	—	—
Foreign Currency Transactions	(39)	12	6,674	4,539
Net Realized and Unrealized Gain (Loss) on Investments, Option Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions	136,742	13,542	8,189	(10,823)
Net Increase in Net Assets Resulting from Operations	$157,215	$8,921	$11,560	$17,958

(1)	Income is from the investment of collateral in an affiliated security.
(2)	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	International Equity Fund		Emerging Markets Equity Fund
	2014	2013	2014	2013
Operations:
Net Investment Income (Loss)	$20,473	$30,536	$(4,621)	$5,287
Net Realized Gain from Investments and Futures Contracts	104,744	81,432	25,429	9,079
Net Realized Loss on Forward Foreign Currency Contracts and Foreign Currency Transactions	(147)	(2,172)	(294)	(1,531)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	32,188	273,430	(10,546)	28,776
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	(4)	—	(1,059)	147
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(39)	441	12	(30)
Net Increase in Net Assets Resulting from Operations	157,215	383,667	8,921	41,728
Dividends From:
Net Investment Income:
Class A	(31,558)	(29,890)	(7,645)	(4,998)
Class I	(64)	(72)	N/A	N/A
Total Dividends	(31,622)	(29,962)	(7,645)	(4,998)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	354,209	563,306	511,774	724,981
Reinvestment of Dividends & Distributions	28,743	27,440	7,072	4,533
Cost of Shares Redeemed	(215,947)	(436,142)	(163,224)	(252,291)
Increase in Net Assets Derived from Class A Transactions	167,005	154,604	355,622	477,223
Class I:
Proceeds from Shares Issued	613	1,323	N/A	N/A
Reinvestment of Dividends & Distributions	45	47	N/A	N/A
Cost of Shares Redeemed	(1,122)	(1,647)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(464)	(277)	N/A	N/A
Increase in Net Assets Derived from Capital Share Transactions	166,541	154,327	355,622	477,223
Net Increase in Net Assets	292,134	508,032	356,898	513,953
Net Assets:
Beginning of Period	2,356,154	1,848,122	1,413,683	899,730
End of Period	$2,648,288	$2,356,154	$1,770,581	$1,413,683
Undistributed (Distributions in excess of) Net Investment Income Included in Net Assets at End of Period	$18,345	$29,494	$(8,750)	$3,516
Share Transactions:
Class A:
Shares Issued	35,370	63,540	48,437	70,166
Reinvestment of Distributions	2,851	3,244	667	426
Shares Redeemed	(21,639)	(49,907)	(15,658)	(24,132)
Total Class A Transactions	16,582	16,877	33,446	46,460
Class I:
Shares Issued	61	148	N/A	N/A
Reinvestment of Distributions	4	6	N/A	N/A
Shares Redeemed	(111)	(185)	N/A	N/A
Total Class I Transactions	(46)	(31)	N/A	N/A
Net Increase in Shares Outstanding from Share Transactions	16,536	16,846	33,446	46,460

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	51

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six months ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	International Fixed Income Fund		Emerging Markets Debt Fund
	2014	2013	2014	2013
Operations:
Net Investment Income	$3,371	$6,789	$28,781	$50,806
Net Realized Gain (Loss) from Investments, Futures Contracts, Option Contracts and Swap Contracts	5,080	6,287	(18,286)	11,840
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,140)	17,142	(29,044)	2,913
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Option Contracts and Swap Contracts	3,575	(21,948)	31,968	(124,707)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	6,674	(4,510)	4,539	(4,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,560	3,760	17,958	(64,126)
Dividends and Distributions from:
Net Investment Income:
Class A	(2,598)	(17,902)	(20,857)	(70,620)
Net Realized Gains:
Class A	—	—	(7,466)	(45,779)
Return of Capital:
Class A	—	(4,024)	—	—
Total Dividends and Distributions	(2,598)	(21,926)	(28,323)	(116,399)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	56,950	119,934	232,887	470,901
Reinvestment of Dividends & Distributions	2,293	19,825	24,669	101,418
Cost of Shares Redeemed	(57,529)	(140,004)	(191,984)	(374,600)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,714	(245)	65,572	197,719
Net Increase (Decrease) in Net Assets	10,676	(18,411)	55,207	17,194
Net Assets:
Beginning of Period	473,382	491,793	1,182,296	1,165,102
End of Period	$484,058	$473,382	$1,237,503	$1,182,296
Undistributed (Distributions in excess of) Net Investment Income Included in Net Assets at End of Period	$3,495	$2,722	$5,852	$(2,072)
Share Transactions:
Class A:
Shares Issued	5,427	11,333	23,008	41,939
Reinvestment of Distributions	220	1,897	2,427	8,776
Shares Redeemed	(5,479)	(13,265)	(18,898)	(33,284)
Total Class A Transactions	168	(35)	6,537	17,431

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Financial Highlights

For the six months ended March 31, 2014 (Unaudited) and the years ended September 30,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
Class A
2014***	$9.71	$0.08	$0.56	$0.64	$(0.13)		$—	$(0.13)	$10.22	6.58%	$2,642,485	1.24	%(3)	1.24	%(3)	1.24	%(3)	1.64%	30%
2013	8.19	0.13	1.53	1.66	(0.14)		—	(0.14)	9.71	20.47	2,350,201	1.25	(3)	1.25	(3)	1.25	(3)	1.50	47
2012	7.29	0.14	0.92	1.06	(0.16)		—	(0.16)	8.19	14.76	1,842,851	1.26	(3)	1.26	(3)	1.26	(3)	1.75	56
2011	8.34	0.16	(1.08)	(0.92)	(0.13)		—	(0.13)	7.29	(11.34)	1,566,893	1.27	(3)	1.27	(3)	1.27	(3)	1.88	98
2010	7.88	0.10	0.36	0.46	—		—	—	8.34	5.84	1,898,206	1.27	(3)	1.27	(3)	1.28	(11)	1.26	144
2009	8.85	0.13	(0.94)	(0.81)	(0.16)		—	(0.16)	7.88	(8.73)	2,053,411	1.28	(2)(3)	1.28	(2)(3)	1.29	(11)	2.01	154
Class I
2014***	$9.70	$0.06	$0.56	$0.62	$(0.10)		$—	$(0.10)	$10.22	6.45%	$5,803	1.49	%(3)	1.49	%(3)	1.49	%(3)	1.28%	30%
2013	8.18	0.11	1.52	1.63	(0.11)		—	(0.11)	9.70	20.19	5,953	1.50	(3)	1.50	(3)	1.50	(3)	1.21	47
2012	7.28	0.12	0.91	1.03	(0.13)		—	(0.13)	8.18	14.37	5,271	1.51	(3)	1.51	(3)	1.51	(3)	1.48	56
2011	8.32	0.13	(1.06)	(0.93)	(0.11)		—	(0.11)	7.28	(11.44)	5,265	1.52	(3)	1.52	(3)	1.52	(3)	1.54	98
2010	7.89	0.08	0.35	0.43	—		—	—	8.32	5.45	8,455	1.52	(3)	1.52	(3)	1.53	(11)	1.00	144
2009	8.82	0.13	(0.94)	(0.81)	(0.12)		—	(0.12)	7.89	(8.80)	8,397	1.53	(2)(3)	1.53	(2)(3)	1.54	(11)	1.97	154
Emerging Markets Equity Fund
Class A
2014***	$10.53	$(0.03)	$0.11	$0.08	$(0.05)		$—	$(0.05)	$10.56	0.77%	$1,770,581	1.96	%(4)	1.96	%(4)	2.01	%(12)	0.58%	29%
2013	10.25	0.06	0.28	0.34	(0.06)		—	(0.06)	10.53	3.29	1,413,683	1.96	(4)	1.96	(4)	2.04	(12)	0.52	78
2012	9.00	0.05	1.23	1.28	(0.03)		—	(0.03)	10.25	14.21	899,730	1.97	(4)	1.97	(4)	2.07	(12)	0.49	93
2011	11.40	0.05	(2.35)	(2.30)	(0.10)		—	(0.10)	9.00	(20.38)	695,498	1.96	(4)	1.96	(4)	2.09	(12)	0.44	98
2010	9.64	0.04	1.78	1.82	(0.06)		—	(0.06)	11.40	18.93	935,583	1.96	(4)	1.96	(4)	2.09	(12)	0.38	81
2009	11.43	0.08	0.18	0.26	(0.10)		(1.95)	(2.05)	9.64	16.40	916,780	1.97	(4)	1.97	(4)	2.11	(12)	1.08	80
International Fixed Income Fund
Class A
2014***	$10.42	$0.07	$0.18	$0.25	$(0.06)		$—	$(0.06)	$10.61	2.39%	$484,058	1.02	%(5)	1.02	%(5)	1.20	%(13)	1.42%	52%
2013	10.82	0.14	(0.06)	0.08	(0.48	)(10)	—	(0.48)	10.42	0.77	473,382	1.02	(5)	1.02	(5)	1.20	(13)	1.37	86
2012	10.44	0.17	0.48	0.65	(0.27)		—	(0.27)	10.82	6.34	491,793	1.02	(5)	1.02	(5)	1.21	(13)	1.60	103
2011	10.92	0.25	(0.22)	0.03	(0.51	)(9)	—	(0.51)	10.44	0.41	488,929	1.02	(5)	1.02	(5)	1.21	(13)	2.40	119
2010	10.21	0.24	0.57	0.81	(0.10	)(8)	—	(0.10)	10.92	7.97	505,081	1.07	(7)	1.07	(7)	1.21	(13)	2.33	135
2009	10.46	0.28	0.53	0.81	(1.06)		—	(1.06)	10.21	8.85	538,159	1.02	(5)	1.02	(5)	1.06	(13)	2.86	170
Emerging Markets Debt Fund
Class A
2014***	$10.38	$0.25	$(0.11)	$0.14	$(0.18)		$(0.07)	$(0.25)	$10.27	1.37%	$1,237,503	1.36	%(6)	1.36	%(6)	1.81	%(14)	4.87%	51%
2013	12.07	0.47	(1.02)	(0.55)	(0.68)		(0.46)	(1.14)	10.38	(5.19)	1,182,296	1.36	(6)	1.36	(6)	1.81	(14)	4.20	90
2012	10.81	0.55	1.36	1.91	(0.63)		(0.02)	(0.65)	12.07	18.48	1,165,102	1.36	(6)	1.36	(6)	1.80	(14)	4.85	102
2011	11.19	0.63	(0.70)	(0.07)	(0.31)		—	(0.31)	10.81	(0.71)	876,396	1.36	(6)	1.36	(6)	1.80	(14)	5.58	59
2010	10.24	0.67	1.14	1.81	(0.86)		—	(0.86)	11.19	18.78	931,865	1.36	(6)	1.36	(6)	1.79	(14)	6.41	70
2009	9.43	0.71	0.85	1.56	(0.75)		—	(0.75)	10.24	18.62	790,597	1.37	(6)	1.37	(6)	1.81	(14)	8.47	73

*	Includes Fees Paid Indirectly, if applicable. See Note 4 in Notes to Financial Statements.
**	See Note 4 in Notes to Financial Statements.
***	For the six months ended March 31, 2014. All ratios have been annualized. Total Return and Portfolio Turnover Rate have not been annualized.
†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	Per share net investment income/(loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% for 2009.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.24% and 1.49%, respectively for 2014, 1.25% and 1.50%, respectively for 2013, 1.26% and 1.51%, respectively for 2012, 1.27% and 1.52%, respectively for 2011 and 2010 and 1.28% and 1.53%, respectively for 2009.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.96% for 2014, 2013, 2012, 2011, 2010 and 2009.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.02%, 1.02%, 1.02%, 1.02%, 1.01% and 1.02% for 2014, 2013, 2012, 2011 and 2009, respectively.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36% for 2014, 2013, 2012, 2011, 2010 and 2009.
(7)	The expense ratio includes proxy and overdraft fees. Had these expenses been excluded, the ratio would have been 1.01% for 2010.
(8)	Includes a return of capital of less than $0.01.
(9)	Includes a return of capital of $0.01 per share.
(10)	Includes a return of capital of $0.09 per share.
(11)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively for 2010 and 1.29% and 1.54%, respectively for 2009.
(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 2.02%, 2.04%, 2.06%, 2.09%, 2.09% and 2.10% for 2014, 2013, 2012, 2011, 2010 and 2009.
(13)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.20%, 1.20%, 1.21%, 1.21%, 1.15% and 1.06% for 2014, 2013, 2012, 2011, 2010 and 2009.
(14)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.81%, 1.81%, 1.80%, 1.80%, 1.79% and 1.80% for 2014, 2013, 2012, 2011, 2010 and 2009.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	53

Notes to Financial Statements

March 31, 2014 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”). The Trust’s prospectuses provide a description of each Fund’s investment goal, principal strategies and risks. The Trust is registered to offer Class A shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a sub-adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee if it receives such notification from SIMC or a sub-adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or can not be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2014, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	55

Notes to Financial Statements (Continued)

March 31, 2014 (Unaudited)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2014, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its Investment Objective and Strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2014, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2014, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities.

Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2014, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Goal and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	57

Notes to Financial Statements (Continued)

March 31, 2014 (Unaudited)

restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
International Equity Fund	$50,000	0.75%
Emerging Markets Equity Fund	25,000	1.25
International Fixed Income Fund	25,000	1.00
Emerging Markets Debt Fund	25,000	1.00

For the six months ended March 31, 2014, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the six month period. For Funds that held derivatives throughout the six month period with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2014 was as follows:

	Asset Derivatives			Liability Derivatives
	Six month period ended March 31, 2014 ($ Thousands)			Six month period ended March 31, 2014 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$235	*	Net Assets — Unrealized depreciation on futures contracts	$104	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	1,011	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,458		Unrealized loss on forward foreign currency contracts	1,245

Total Derivatives not accounted for as hedging instruments		$1,693			$2,360

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$25	*	Net Assets — Unrealized depreciation on futures contracts	$64	*
	Net Assets — Unrealized appreciation on swap contracts	315	†	Net Assets — Unrealized depreciation on swap contracts	737	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,332		Unrealized loss on forward foreign currency contracts	4,887

Total Derivatives not accounted for as hedging instruments		$7,672			$5,688

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2014.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$—	$(147)	$—	$1,456	$1,309
Credit Contracts	—	—	—	(26)	(26)
Equity Contracts	—	—	—	25	25
Foreign exchange contracts	—	—	(5,707)	—	(5,707)
Total	$—	$(147)	$(5,707)	$1,455	$(4,399)

Emerging Markets Debt Fund
Interest rate contracts	$—	$(81)	$—	$(20)	$(101)
Foreign exchange contracts	—	—	(4,676)	—	(4,676)
Equity contracts	(365)	—	—	(5,417)	(5,782)
Total	$(365)	$(81)	$(4,676)	$(5,437)	$(10,559)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$—	$512	$—	$(1,931)	$(1,419)
Foreign exchange contracts	—	—	6,713	—	6,713
Total	$—	$512	$6,713	$(1,931)	$5,294

Emerging Markets Debt Fund
Interest rate contracts	$361	$(9)	$—	$(326)	$26
Foreign exchange contracts	—	—	4,768	—	4,768
Equity contracts	—	—	—	5,041	5,041
Total	$361	$(9)	$4,768	$4,715	$9,835

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or secu rities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	59

Notes to Financial Statements (Continued)

March 31, 2014 (Unaudited)

The following table presents by derivative type the Funds’ derivatives net of the related collateral posted for the benefit of the Funds at March 31, 2014:

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral

International Equity Fund	Variation margin Futures contracts	$437	$(124)	$313	$7,519	$7,832
	Security lending	75,033	(75,033)	—	—	—

		75,470	(75,157)	313	7,519	7,832

Emerging Markets Equity Fund	Security lending	107,208	(107,208)	—	—	—

		107,208	(107,208)	—	—	—

International Fixed Income Fund	Variation margin Futures contracts	499	—	499	1,169	1,668
	Variation margin Centrally cleared swaps	—	(546)	(546)	—	(546)
	Forwards contracts	1,458	(1,245)	213	—	213
	OTC swaps	—	(465)	(465)	1,942	1,477

		1,957	(2,256)	(299)	3,111	2,812

Emerging Markets Debt	Variation margin Futures contracts	10	(12)	(2)	176	174
	Security lending	15,421	(15,421)	—	—	—
	Forwards contracts	7,332	(4,887)	2,445	—	2,445
	OTC swaps	315	(737)	(422)	—	(422)

		23,078	(21,057)	2,021	176	2,197

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor. The Trust has adopted plans under which firms,

including the Distributor, that provide shareholder and administrative services may receive compensation therefrom.

Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class A	0.505%	0.45%	0.25%	—	1.25%
Class I	0.505%	0.45%	0.25%	0.25%	1.50%
Emerging Markets Equity Fund
Class A	1.05%	0.65%	0.25%	—	1.96%
International Fixed Income Fund
Class A	0.30%	0.60%	0.25%	—	1.02%
Emerging Markets Debt Fund
Class A	0.85%	0.65%	0.25%	—	1.36%

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

For the six months ended March 31, 2014, the Distributor retained 100% of both shareholder servicing fees and administrative servicing fees, less the waiver.

Investment Sub-Advisory Agreements — As of March 31, 2014, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund
Acadian Asset Management LLC
Causeway Capital Management LLC
INTECH Investment Management LLC
Neuberger Berman Management LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
Emerging Markets Equity Fund
Delaware Investment Fund Advisers
JO Hambro Capital Management Limited
Kleinwort Benson Investors International Ltd.
Lazard Asset Management LLC
Neuberger Berman Management LLC
PanAgora Asset Management, Inc.
International Fixed Income Fund
AllianceBernstein L.P.
FIL Investment Advisors
Wellington Management Company, LLP

Emerging Markets Debt Fund
Investec Asset Management Ltd.
Neuberger Berman Management LLC
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The

SEC rules require that such commissions not exceed usual and customary commissions. There were no such commissions for the six months ended March 31, 2014.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2014, can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund L.P., also an affiliated fund.

The following is summary of the transactions with affiliates for the six month period ended March 31, 2014 ($ Thousands):

SEI Liquidity Fund	Value 9/30/2013	Purchases at Cost	Proceeds from Sales	Value 3/31/2014	Dividend Income
International Equity Fund	$96,733	$333,776	$(355,476)	$75,033	$629
Emerging Markets Equity Fund	77,907	188,209	(158,908)	107,208	660
Emerging Markets Debt Fund	4,924	17,113	(6,616)	15,421	15

SDIT Prime Obligation
International Equity Fund	72,641	158,395	(110,667)	$120,369	4
Emerging Markets Equity Fund	7,821	193,131	(189,600)	11,352	1

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the

Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended March 31, 2014, the Trust had not participated in the Program.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	61

Notes to Financial Statements (Continued)

March 31, 2014 (Unaudited)

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2014, were as follows:

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Equity Fund
US Government	$—	$—
Other	799,872	706,928
Emerging Markets Equity Fund
US Government	—	—
Other	783,868	456,394
International Fixed Income Fund
US Government	1,461	2,862
Other	232,626	229,976
Emerging Markets Debt Fund
US Government	—	—
Other	596,493	545,979

6. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These differences, which may result in distribution reclassifications, are primarily due to paydown reclassifications, foreign currency transactions, net investment losses, investment in partnerships, swaps and passive foreign investment companies. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Totals ($ Thousands)
International Equity Fund	2013	$29,962	$—	—	$29,962
	2012	34,761	—	—	34,761
Emerging Markets Equity Fund	2013	4,998	—	—	4,998
	2012	2,183	—	—	2,183
International Fixed Income Fund	2013	17,902	—	4,024	21,926
	2012	12,225	—	—	12,225
Emerging Markets Debt Fund	2013	79,157	37,242	—	116,399
	2012	53,538	2,001	—	55,539

As of September 30, 2013, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)
International Equity Fund	$31,585	$—	$(966,949)	$—
Emerging Markets Equity Fund	6,503	—	(81,766)	—
International Fixed Income Fund	—	—	(10,538)	—
Emerging Markets Debt Fund	5,739	8,019	—	(552)

	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Gains (Losses) ($ Thousands)
International Equity Fund	$275,108	$460	$(659,796)
Emerging Markets Equity Fund	38,175	5	(37,083)
International Fixed Income Fund	(2,000)	3,079	(9,459)
Emerging Markets Debt Fund	(50,214)	(12,702)	(49,710)

Post-October losses represent losses realized on investment transactions from November 1, 2012 through September 30, 2013, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 09/30/13 ($ Thousands)
International Equity Fund	$276,592	$690,357	$966,949
Emerging Markets Equity Fund	—	19,246	19,246
International Fixed Income Fund	—	10,538	10,538

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Emerging Markets Equity Fund	$33,049	$29,471	$62,520

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2013, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount utilized ($ Thousands)
International Equity Fund	$38,493
International Fixed Income Fund	5,369

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

For Federal income tax purposes, the cost of securities owned at March 31, 2014, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments, excluding options purchased, held by the Funds at March 31, 2014, was as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
International Equity Fund	$2,395,021	$400,121	(77,516)	$322,605
Emerging Markets Equity Fund	1,821,443	155,845	(102,112)	53,733
International Fixed Income Fund	467,497	20,984	(11,358)	9,626
Emerging Markets Debt Fund	1,254,679	34,690	(50,961)	(16,271)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Funds current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

8. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	63

Notes to Financial Statements (Concluded)

March 31, 2014 (Unaudited)

during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of March 31, 2014.

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,065.80	1.24%	$6.40
Class I	1,000.00	1,064.50	1.49	7.68
Hypothetical 5% Return
Class A	$1,000.00	$1,018.73	1.24%	$6.26
Class I	1,000.00	1,017.49	1.49	7.50
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,007.70	1.96%	$9.83
Hypothetical 5% Return
Class A	$1,000.00	$1,015.14	1.96%	$9.87

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,024.90	1.02%	$5.16
Hypothetical 5% Return
Class A	$1,000.00	$1,019.84	1.02%	$5.14
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$1,013.70	1.36%	$6.83
Hypothetical 5% Return
Class A	$1,000.00	$1,018.14	1.36%	$6.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	65

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the December 10-11, 2013 and the March 25-26, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

certain Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-

SEI Institutional International Trust / Semi-Annual Report / March 31, 2014	67

length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2014

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL SEI (1.800.342.5734)

SEI-F-031 (3/14)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 4, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 4, 2014